UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04443
Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
March 31
Date of Fiscal Year End
March 31, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Limited Maturity Municipal Income Funds Annual Report March 31, 2012

AMT-Free • National

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2012
Eaton Vance
Limited Maturity Municipal Income Funds
Table of Contents

Management’s Discussion of Fund Performance	2
Performance and Fund Profile

AMT-Free Limited Maturity Municipal Income Fund	4
National Limited Maturity Municipal Income Fund	6

Endnotes and Additional Disclosures	8
Fund Expenses	9
Financial Statements	11
Report of Independent Registered Public Accounting Firm	46
Federal Tax Information	47
Management and Organization	48
Important Notices	50

Eaton Vance
Limited Maturity Municipal Income Funds
March 31, 2012
Management’s Discussion of Fund Performance1
Economic and Market Conditions
In early 2011, just prior to the start of the Funds’ fiscal year, economic indicators seemed to show that a modest recovery was under way. But in the second quarter of 2011, Europe’s sovereign debt problems began to intensify, causing investors to worry about the potential impact on the U.S. economy and U.S. banks.
Meanwhile, unemployment remained stubbornly high, the housing market was stagnant and Congressional wrangling over the debt ceiling led Standard & Poor’s (S&P) to downgrade U.S. Treasuries. Reacting to this turmoil, the S&P 500 Index2 fell more than 15% in just over two weeks during late July and early August of 2011 and spent the next several months clawing its way back.
Beginning in mid-December of 2011, a sustained equity market rally took hold and continued through the end of the fiscal year, fueled by strong economic growth in the fourth quarter, falling unemployment claims, an uptick in hiring and a restructuring of Greek debt that made investors more comfortable with the situation in Europe. After 12 tumultuous months, the S&P 500 Index finished the Fund’s fiscal period with an 8.54% gain. Overseas, however, both developed and emerging equity markets suffered significant losses during the same timeframe.
Against this backdrop, bond investors became increasingly risk-averse, as economic indicators began to suggest that the U.S. economy was not as strong as first perceived, and European sovereign debt problems became front-page news. As a result, Treasury prices rose and yields fell significantly from April through September of 2011. By October, Treasury rates had settled into a relatively stable trading range that lasted through the end of the period on March 31, 2012.
Early in the period, municipal bonds rallied along with Treasuries, but not to the same degree, because investors were still concerned about the ability of state and local governments to address historically large fiscal deficits and balance their budgets. As the period wore on, however, several factors caused performance of municipals to improve. The massive municipal defaults predicted by high-profile market analysts did not materialize, while the fiscal situation for many issuers began to recover.
As the fear that had hung over the municipal market subsided and investors appeared more comfortable taking on risk, lower-rated municipals outperformed higher-rated issues and longer-maturity bonds outperformed those with shorter maturities.
Fund Performance
For the fiscal year ending March 31, 2012, both Funds underperformed the 9.80% return of their primary benchmark, the Barclays Capital 7 Year Municipal Bond Index (the Index), an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6 to 8 years. Eaton Vance AMT-Free Limited Maturity Municipal Income Fund Class A shares at net asset value (NAV) had a total return of 9.13%, while Eaton Vance National Limited Maturity Municipal Income Fund Class A shares at NAV returned 8.69%.
Generally speaking, the Funds’ overall strategy is to invest primarily in limited maturity bonds with about 6–10 years remaining to maturity, in order to capture attractive yields but avoid the potentially higher interest-rate risk and volatility of longer-maturity bonds. In effect, investors in the Funds give up some of the higher potential yields of longer-maturity bonds in return for the potentially lower volatility and greater price stability of limited maturity issues.
While the Index includes only bonds with maturities of 6–8 years, the Funds tend to own securities with maturities up to about 10 years in order to capture their typically higher yields and greater income payments. The Funds hedge to various degrees against the greater risk of volatility in the 8- to 10-year part of the curve by using Treasury futures to provide downside protection. In addition, Eaton Vance AMT-Free Limited Maturity Municipal Income Fund avoids bonds with income that is taxable under the Alternative Minimum Tax (AMT), including many housing bonds and industrial development revenue (IDR) corporate issues.
For the 12-month period, the Funds’ underperformance to the Index resulted largely from their hedging strategy. Hedging interest-rate volatility, a risk management strategy, is intended to moderate performance on both the upside and the downside. So in a period when municipal bonds saw strong performance, the Funds’ hedge mitigated a portion of their positive performance and, as intended, reduced the Funds’ volatility during a year of rather pronounced market volatility.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Limited Maturity Municipal Income Funds
March 31, 2012
Management’s Discussion of Fund Performance—continued

In addition, performance of Eaton Vance National Limited Maturity Municipal Income Fund was negatively impacted by a credit event in one of its airline holdings when the airline declared bankruptcy and the value of its bonds declined.
In contrast, the Funds’ strategy of overweighting longer-maturity bonds, relative to the Index, was a primary contributor to results during a period when longer-maturity issues outperformed. Overweighting zero coupon bonds, which benefited strongly when rates declined, helped results as well. Performance of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund was aided by an overweighting in 5.5% to 6.5% coupon bonds, which performed well. And outside of its airline bonds, an overweighting in IDR issues helped results for Eaton Vance National Limited Maturity Municipal Income Fund.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund
March 31, 2012
Performance2,3
Portfolio Manager Craig R. Brandon, CFA

					Since
% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Inception

Class A at NAV	6/27/1996	9.13%	3.65%	3.98%	—
Class A with 2.25% Maximum Sales Charge	—	6.72	3.17	3.74	—
Class B at NAV	5/29/1992	8.32	2.87	3.20	—
Class B with 3% Maximum Sales Charge	—	5.32	2.87	3.20	—
Class C at NAV	12/8/1993	8.32	2.89	3.20	—
Class C with 1% Maximum Sales Charge	—	7.32	2.89	3.20	—
Class I at NAV	8/3/2010	9.29	—	—	4.15%

Barclays Capital 7 Year Municipal Bond Index	—	9.80%	6.24%	5.56%	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I

		0.87%	1.61%	1.62%	0.72%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I

Distribution Rate		3.04%	2.32%	2.32%	3.19%
Taxable-Equivalent Distribution Rate		4.68	3.57	3.57	4.91
SEC 30-day Yield		1.59	0.88	0.88	1.78
Taxable-Equivalent SEC 30-day Yield		2.45	1.35	1.35	2.74

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class B	3/31/02	$13,709	N.A.

Class C	3/31/02	$13,709	N.A.

Class I	8/3/10	$10,699	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund
March 31, 2012
Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2012
Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

					Since
% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Inception

Class A at NAV	6/27/1996	8.69%	3.54%	4.47%	—
Class A with 2.25% Maximum Sales Charge	—	6.29	3.07	4.23	—
Class B at NAV	5/22/1992	7.88	2.78	3.69	—
Class B with 3% Maximum Sales Charge	—	4.88	2.78	3.69	—
Class C at NAV	12/8/1993	7.87	2.78	3.69	—
Class C with 1% Maximum Sales Charge	—	6.87	2.78	3.69	—
Class I at NAV	10/1/2009	8.74	—	—	4.07%

Barclays Capital 7 Year Municipal Bond Index	—	9.80%	6.24%	5.56%	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I

		0.70%	1.45%	1.45%	0.55%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I

Distribution Rate		3.27%	2.54%	2.54%	3.41%
Taxable-Equivalent Distribution Rate		5.03	3.91	3.91	5.25
SEC 30-day Yield		2.02	1.32	1.32	2.22
Taxable-Equivalent SEC 30-day Yield		3.11	2.03	2.03	3.42

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class B	3/31/02	$14,377	N.A.

Class C	3/31/02	$14,372	N.A.

Class I	10/1/09	$11,048	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2012
Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance
Limited Maturity Municipal Income Funds
March 31, 2012
Endnotes and Additional Disclosures

[1]	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as forward looking statements. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus.

[5]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30- day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective August 1, 2012, the Funds’ investment objective is to provide current income exempt from regular federal income tax and limited principal fluctuation.

8

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 – March 31, 2012).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)	Ratio

Actual
Class A	$1,000.00	$1,029.40	$4.46	0.88%
Class B	$1,000.00	$1,025.60	$8.20	1.62%
Class C	$1,000.00	$1,026.40	$8.26	1.63%
Class I	$1,000.00	$1,030.10	$3.70	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.45	0.88%
Class B	$1,000.00	$1,016.90	$8.17	1.62%
Class C	$1,000.00	$1,016.90	$8.22	1.63%
Class I	$1,000.00	$1,021.40	$3.69	0.73%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011.

9

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Fund Expenses — continued

Eaton Vance National Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)	Ratio

Actual
Class A	$1,000.00	$1,031.90	$3.40	0.67%
Class B	$1,000.00	$1,029.10	$7.20	1.42%
Class C	$1,000.00	$1,029.10	$7.20	1.42%
Class I	$1,000.00	$1,032.70	$2.64	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.39	0.67%
Class B	$1,000.00	$1,017.90	$7.16	1.42%
Class C	$1,000.00	$1,017.90	$7.16	1.42%
Class I	$1,000.00	$1,022.40	$2.63	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011.

10

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 98.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 3.2%

Idaho Board Bank Authority, 5.00%, 9/15/22	$1,000	$1,148,810
Massachusetts Water Pollution Abatement Trusts, 5.00%, 8/1/21	750	924,083

		$2,072,893

Education — 8.2%

Boise State University, ID, 5.00%, 4/1/24	$230	$270,802
Delaware County, PA, (Villanova University), 5.00%, 12/1/20	500	590,825
Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,000	1,223,770
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/25	395	421,809
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/26	170	178,971
University of Houston, TX, 5.00%, 2/15/21	1,000	1,184,940
University of New Mexico, 5.00%, 6/1/27	265	305,847
University of Pittsburgh, PA, 5.25%, 9/15/23	1,000	1,186,720

		$5,363,684

Electric Utilities — 8.3%

Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$341,476
California Department of Water Resource Power Supply, 5.00%, 5/1/22	670	772,959
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	1,000	1,125,390
Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	500	544,220
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	800	928,344
Puerto Rico Electric Power Authority, 5.00%, 7/1/23	500	531,480
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,000	1,220,520

		$5,464,389

Escrowed / Prerefunded — 1.5%

New York Dormitory Authority, (State University Educational Facilities), Prerefunded to 5/15/12, 5.25% to 5/1/12 (Put Date), 11/15/23	$1,000	$1,006,230

		$1,006,230

General Obligations — 11.9%

Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	$560	$601,619
Kentwood, MI, Public Schools, 4.00%, 5/1/21	40	45,403
Kentwood, MI, Public Schools, 4.00%, 5/1/23	225	251,008
Laguna Beach, CA, Unified School District, (Election of 2001), 5.00%, 8/1/22	500	600,475
Oregon, 4.00%, 8/1/26	420	462,529
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	1,500	1,715,205
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/17	2,000	1,840,700
Virginia, 5.00%, 6/1/28	1,500	1,723,980
Wilmington, DE, 5.00%, 12/1/25	500	584,005

		$7,824,924

Hospital — 10.6%

California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$825	$904,819
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,000	1,174,420
Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,000	1,125,020
Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	1,000	1,082,450
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	308,091
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,365	1,502,592
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	445	444,969
Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	200	225,632
Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	175	200,672

		$6,968,665

Insured – Education — 4.7%

New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,000	$1,262,570
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,000	718,500
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,000	1,131,420

		$3,112,490

See Notes to Financial Statements.
11

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities — 3.2%

Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,000	$1,141,490
South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	850	979,421

		$2,120,911

Insured – Escrowed / Prerefunded — 1.8%

Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	$1,000	$1,192,780

		$1,192,780

Insured – General Obligations — 4.6%

Massachusetts, (AMBAC), 5.50%, 12/1/23	$1,000	$1,286,980
New York, NY, (AGM), 5.00%, 4/1/22	500	564,480
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,149,050

		$3,000,510

Insured – Special Tax Revenue — 2.9%

Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	$700	$826,595
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,000	1,107,980

		$1,934,575

Insured – Transportation — 2.5%

Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,000	$1,167,130
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	420	494,092

		$1,661,222

Insured – Water and Sewer — 4.0%

Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,000	$1,153,860
Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,000	1,150,290
Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	250	310,640

		$2,614,790

Lease Revenue / Certificates of Participation — 1.0%

Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	$530	$632,539

		$632,539

Nursing Home — 0.1%

Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$55	$55,003

		$55,003

Other Revenue — 2.6%

Florida Board of Education, Lottery Revenue, 5.00%, 7/1/19	$500	$604,160
New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,136,950

		$1,741,110

Senior Living / Life Care — 1.2%

Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$275	$291,879
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 1.838%, 1/1/42(1)	590	235,971
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	250	259,445

		$787,295

Special Tax Revenue — 4.8%

California Economic Recovery, 5.00%, 7/1/18	$500	$599,770
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	65	64,530
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	65	64,731
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	140	139,703
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	15	14,803
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	25	15,840
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	60	24,158
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	40	34,296

See Notes to Financial Statements.
12

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AMT-Free Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	$45	$20,529
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	35	0
North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	210	210,132
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	140	138,361
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	98,687
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.00%, 7/1/26	1,365	1,685,024
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(3)	20	5,800
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(3)	100	70,042

		$3,186,406

Student Loan — 4.2%

Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$1,000	$1,097,720
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	1,500	1,680,840

		$2,778,560

Transportation — 13.7%

Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,000	$1,182,890
Maryland Transportation Authority, 5.00%, 7/1/20	1,000	1,217,780
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	500	589,705
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,250	1,479,712
Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,000	1,140,120
Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,000	1,126,490
Texas Transportation Commission, State Highway Fund, First Tier, 5.00%, 4/1/21	1,000	1,173,350
Virginia Transportation Board, 4.00%, 3/15/25	1,000	1,098,080

		$9,008,127

Water and Sewer — 3.1%

Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	$1,000	$1,282,520
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	670	778,332

		$2,060,852

Total Tax-Exempt Investments — 98.1%
(identified cost $58,271,168)		$64,587,955

Other Assets, Less Liabilities — 1.9%		$1,256,173

Net Assets — 100.0%		$65,844,128

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund

At March 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	10.2%
Others, representing less than 10% individually	87.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 24.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 7.5% of total investments.

(1)	Security is in default and making only partial interest payments.

(2)	Defaulted bond.

(3)	Defaulted matured bond.

See Notes to Financial Statements.
13

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 99.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 5.8%

Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$200	$189,600
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,301,978
Kansas Development Finance Authority, (Revolving Funds-Department of Health and Environment), 5.00%, 3/1/22	9,215	11,124,624
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,735,120
Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	2,000	2,416,080
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,595	1,689,249
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	855	888,875
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 6/1/20	280	352,542
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,151,328
Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	300	290,133
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	10,000	11,715,700
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	6,373,450

		$42,228,679

Cogeneration — 0.1%

Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$375	$375,506

		$375,506

Education — 4.9%

Boise State University, 4.00%, 4/1/22	$650	$731,100
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	500	555,385
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	555,560
Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	2,000	2,140,220
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(1)	250	106,250
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	350	359,964
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	3,064,365
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,750	3,345,732
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	4,500	5,216,760
Ohio Higher Educational Facility Commission, (John Carroll University), 5.00%, 11/15/13	500	529,395
Ohio State University General Receipts, 5.00%, 12/1/23	250	302,068
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,151,940
University of California, 5.00%, 5/15/21	500	574,060
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/25	4,340	4,634,556
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/26	1,880	1,979,208
University of Illinois, 0.00%, 4/1/15	1,700	1,628,124
University of Illinois, 0.00%, 4/1/16	1,000	927,210
University of New Mexico, 5.00%, 6/1/26	1,000	1,162,820
University of Texas, 5.25%, 7/1/26	5,245	6,703,687

		$35,668,404

Electric Utilities — 8.0%

American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,858,900
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,400	2,410,416
California Department of Water Resource Power Supply, 5.00%, 5/1/22	6,705	7,735,357
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,256,980
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,200	3,713,376
Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,534,540
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,408,080
Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,500	3,782,240
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,957,975
New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,500	2,683,750
Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	700	790,307

See Notes to Financial Statements.
14

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Electric Utilities (continued)

Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$500	$544,815
Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,500	6,696,235
Sam Rayburn Municipal Power Agency, TX, Power Supply System, 6.00%, 10/1/16	1,250	1,274,100
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	9,085,565
Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,500	2,534,450

		$58,267,086

Escrowed / Prerefunded — 2.8%

California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$250	$253,570
California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	330	352,559
Cuyahoga County, OH, (Cleveland Clinic Health System), Prerefunded to 7/1/13, 6.00%, 1/1/17	3,000	3,213,060
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,000	3,516,960
Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,000	2,095,940
New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	350	393,194
New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,235	1,250,079
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,367,916
Ohio State Water Development Authority, (Drinking Water), Prerefunded to 12/1/12, 5.50%, 12/1/14	430	445,304
Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,000	2,082,120
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17(2)	5,000	5,580,600

		$20,551,302

General Obligations — 13.0%

Austin, TX, 4.00%, 9/1/28	$3,000	$3,195,030
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,393,128
Canyon County, MD, School District No. 139 Vallivue, 5.00%, 9/15/23	1,005	1,228,633
Canyon County, MD, School District No. 139 Vallivue, 5.00%, 9/15/24	1,730	2,095,168
Chemeketa, OR, Community College District, 5.50%, 6/15/22	1,000	1,207,570
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	4,035	4,334,881
Franklin County, OH, 5.00%, 12/1/12	395	407,751
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,252,010
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,788,298
Gwinnett County, GA, School District, 5.00%, 2/1/29	5,400	6,585,246
Hamilton, OH, School District, 6.15%, 12/1/15	500	595,310
Kentwood, MI, Public Schools, 4.00%, 5/1/21	615	698,062
Kentwood, MI, Public Schools, 4.00%, 5/1/23	2,475	2,761,085
Maryland State and Local Facilities, 5.00%, 8/1/18	10,000	11,917,800
Michigan, 6.00%, 11/1/22	2,985	3,624,954
North Carolina, 5.00%, 5/1/22	10,000	12,656,700
Oregon State, (Oregon University System), 5.00%, 8/1/23	5,930	7,283,760
Oregon State, (Oregon University System), 5.00%, 8/1/24	2,960	3,606,168
Oregon State, (Oregon University System), 5.00%, 8/1/26	1,500	1,807,650
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,457,700
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	15,320	10,896,656
Wake County, NC, 5.00%, 3/1/24	10,000	12,746,700

		$94,540,260

Health Care – Miscellaneous — 0.2%

Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,000	$1,051,350
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	138	138,042

		$1,189,392

Hospital — 7.8%

California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$5,775	$6,333,731
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	576,145
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	587,210
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	1,000	1,045,140

See Notes to Financial Statements.
15

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National Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital (continued)

Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	$6,000	$6,808,440
Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,500	2,627,850
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,205	1,386,340
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,860	2,063,279
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,835	3,097,237
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	3,092,111
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,119,920
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,714,810
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,442,625
Michigan Hospital Finance Authority, (Ascension Health), 5.00% to 11/1/12 (Put Date), 11/1/27	7,470	7,679,982
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,000	1,001,110
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,000	2,025,460
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,750	1,836,503
New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	135	136,447
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	500	521,010
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,134,540
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,805	1,943,588
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	998,835
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,052,964
South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,000	2,029,760
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,160,170
Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	250	288,693
Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,750	1,951,530

		$56,655,430

Housing — 0.2%

Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$270	$270,400
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	460	479,578
Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	610	545,297
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(1)	95	56,991

		$1,352,266

Industrial Development Revenue — 5.5%

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$6,600	$7,035,006
Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	2,000	2,000,100
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25%, to 2/1/17 (Put Date), 1/1/25	2,415	2,429,731
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,000	1,051,690
Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	5,650	5,667,232
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,415	723,673
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,890	1,894,631
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,982,760
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	9,990	11,274,914
Ohio Water Development Authority, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,950	1,969,949
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,585,148

		$39,614,834

Insured – Education — 1.9%

California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$346,733
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	613,180
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,080,440
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,320,164

See Notes to Financial Statements.
16

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Education (continued)

New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	$5,150	$6,252,203
New York Dormitory Authority, (SUNY), (XLCA), 5.25% to 7/1/13 (Put Date), 7/1/32	2,000	2,118,340
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,304,077

		$14,035,137

Insured – Electric Utilities — 1.1%

California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	$600	$665,082
Cape May County, NJ, Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	560	725,637
Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,000	3,442,590
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	556,755
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	1,138,830
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,141,170

		$7,670,064

Insured – Escrowed / Prerefunded — 1.5%

Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425	$443,934
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,000	5,571,400
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	1,300	1,319,019
Ohio Higher Educational Facilities Authority, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	408,240
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	2,425	2,892,491

		$10,635,084

Insured – General Obligations — 8.5%

Boston, MA, (NPFG), 0.125%, 3/1/22	$8,000	$6,018,240
Cincinnati, OH, School District, (FGIC), (NPFG), 5.25%, 12/1/30	4,500	5,590,170
Clearview, NJ, Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	330	354,496
Freehold, NJ, Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	250	297,075
Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	1,000	977,220
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,199,347
Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	6,000	7,382,100
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,055	1,330,893
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	625	790,581
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,000	10,798,800
New Jersey, (AMBAC), 5.25%, 7/15/19	1,120	1,384,197
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,680,793
Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,440	3,846,952
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,069,610
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	1,500	1,509,330
St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	1,000	958,110
Strongsville, OH, City School District, (NPFG), 5.375%, 12/1/12	500	517,290
Washington, (AMBAC), 0.00%, 12/1/22	10,000	7,387,700
West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	4,275	3,305,216

		$61,398,120

Insured – Hospital — 1.3%

Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	$1,000	$1,032,930
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	500	532,120
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,405	3,624,895
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,745	3,970,561

		$9,160,506

Insured – Lease Revenue / Certificates of Participation — 1.0%

California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$420	$434,133
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	1,000	1,120,780

See Notes to Financial Statements.
17

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	$5,000	$5,496,750

		$7,051,663

Insured – Other Revenue — 0.1%

Akron, OH, Economic Development, (NPFG), 6.00%, 12/1/12	$175	$181,517
Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	160	200,293

		$381,810

Insured – Special Tax Revenue — 4.5%

Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$1,355	$1,411,002
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	6,034,550
Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20	10,000	12,463,700
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,398,550
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	4,920	5,797,826
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	250	277,878
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	590,080

		$32,973,586

Insured – Student Loan — 0.7%

Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$3,445	$3,785,573
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	1,140	1,166,220

		$4,951,793

Insured – Transportation — 4.6%

Chicago, IL, O’Hare International Airport, (NPFG), (AMT), 5.75%, 1/1/17	$2,295	$2,301,770
Houston, TX, Airport System, (FGIC), (NPFG), (AMT), 5.50%, 7/1/12	1,000	1,004,270
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	1,045	1,219,651
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,140,450
Kenton County, KY, (Cincinnati/Northern Kentucky Airport), (NPFG), (AMT), 5.625%, 3/1/13	1,105	1,108,956
Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,125	9,000,306
Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (NPFG), (AMT), 5.50%, 10/1/13	1,000	1,022,900
New Jersey Transportation Trust Fund Authority, (AGC), 0.00%, 12/15/24	10,000	5,938,500
New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,000	6,084,550
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,223,466
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	1,750	2,129,680
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	705,937
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	768,515

		$33,648,951

Insured – Water and Sewer — 1.8%

Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$2,000	$1,978,220
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,603,125
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	3,250	4,034,973
North Hudson, NJ, Sewer Authority, (NPFG), 5.125%, 8/1/22	1,000	1,131,900
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,200,714
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/16	565	514,619
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/17	565	496,499
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/18	565	474,012

		$13,434,062

Lease Revenue / Certificates of Participation — 2.5%

California Public Works, (University of California), 5.25%, 6/1/20	$500	$615,840
Charleston, SC, Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/20	5,265	5,999,731
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,240	2,459,050

See Notes to Financial Statements.
18

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	$1,945	$2,105,482
New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	4,385	5,335,317
Newberry, SC, Investing In Children’s Education, (Newberry County School District), 5.25%, 12/1/24	1,755	1,844,680

		$18,360,100

Other Revenue — 1.8%

Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	$1,220	$981,844
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(3)	4,500	3,735,585
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	55	54,509
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	510	475,570
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	297,954
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,825	1,890,591
Seminole Tribe, FL, 5.75%, 10/1/22(3)	5,250	5,553,660

		$12,989,713

Senior Living / Life Care — 1.0%

California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,520	$1,593,599
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	200	201,844
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	650	636,246
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	490	479,249
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	520	570,424
New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	1,150	1,159,810
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(4)	495	197,975
St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	460	460,092
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,220,849

		$7,520,088

Solid Waste — 1.0%

Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$4,000	$4,014,560
Napa-Vallejo, CA, Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	350	350,714
Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	3,000	3,027,420

		$7,392,694

Special Tax Revenue — 2.2%

Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	$741	$564,175
California Economic Recovery, 5.00%, 7/1/18	500	599,770
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	175	173,733
Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	2,000	1,204,620
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	560	557,682
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	480	478,982
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	90	88,817
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,000	1,267,340
Michigan Trunk Line, 5.00%, 11/15/21	500	615,905
Michigan Trunk Line, 5.00%, 11/15/22	345	417,581
Michigan Trunk Line, 5.00%, 11/15/23	600	715,926
Michigan Trunk Line, 5.00%, 11/15/24	500	589,595
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,268,784
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,275,700
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,697,520
New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	180	181,229
New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	190	196,884
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	155	98,208
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	395	159,039
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	240	205,776

See Notes to Financial Statements.
19

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	$310	$141,425
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	280	0
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	830	820,281
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,165	1,149,704
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(5)	275	79,755
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(5)	300	210,126

		$15,758,557

Student Loan — 0.1%

New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,122,120

		$1,122,120

Transportation — 14.2%

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$500	$587,565
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,555,120
Greater Orlando, FL, Aviation Authority, 5.00%, 10/1/21(6)	4,750	5,435,377
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,061,319
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	584,415
Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.25%, 9/1/15	2,500	2,623,850
Maryland Transportation Authority, 5.00%, 3/1/18	10,000	11,778,000
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,883,850
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,864,000
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,931,300
New Jersey State Turnpike Authority, 5.00%, 1/1/20	1,500	1,755,495
New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	6,000	7,230,480
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,918,850
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), 5.00%, 11/1/25	1,000	1,079,490
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), 5.00%, 11/1/26	890	955,273
Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,000	1,230,370
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	11,000	12,361,470
Triborough Bridge and Tunnel Authority, NY, 5.00%, 1/1/27	10,000	11,547,100
Virginia Transportation Board, 4.00%, 3/15/25	10,290	11,299,243

		$102,682,567

Water and Sewer — 1.3%

Detroit, MI, Water Supply System Revenue, 5.00%, 7/1/21	$1,610	$1,800,737
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	5,000	5,910,000
Gilroy, CA, Water and Sewer Revenue, 5.00%, 8/1/22	440	551,069
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,251,430

		$9,513,236

Total Tax-Exempt Investments — 99.4%
(identified cost $667,688,569)		$721,123,010

Other Assets, Less Liabilities — 0.6%		$4,186,129

Net Assets — 100.0%		$725,309,139

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue
SUNY	- State University of New York
XLCA	- XL Capital Assurance, Inc.

See Notes to Financial Statements.
20

Eaton Vance
National Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

At March 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New Jersey	12.4%
Others, representing less than 10% individually	87.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 27.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.3% of total investments.

(1)	Defaulted bond.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2012, the aggregate value of these securities is $11,863,175 or 1.6% of the Fund’s net assets.

(4)	Security is in default and making only partial interest payments.

(5)	Defaulted matured bond.

(6)	When-issued security.

See Notes to Financial Statements.
21

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Statements of Assets and Liabilities

	March 31, 2012

	AMT-Free	National
Assets	Limited Fund	Limited Fund

Investments —
Identified cost	$58,271,168	$667,688,569
Unrealized appreciation	6,316,787	53,434,441

Investments, at value	$64,587,955	$721,123,010

Cash	$—	$482,502
Restricted cash*	110,000	1,100,000
Interest receivable	746,884	8,320,073
Receivable for investments sold	1,203,544	1,713,097
Receivable for Fund shares sold	41	622,393
Receivable for variation margin on open financial futures contracts	31,641	377,016

Total assets	$66,680,065	$733,738,091

Liabilities

Demand note payable	$600,000	$—
Payable for when-issued securities	—	5,384,553
Payable for Fund shares redeemed	49,136	1,410,251
Distributions payable	83,717	1,090,787
Due to custodian	11,965	—
Payable to affiliates:
Investment adviser fee	23,262	251,213
Distribution and service fees	18,803	154,999
Accrued expenses	49,054	137,149

Total liabilities	$835,937	$8,428,952

Net Assets	$65,844,128	$725,309,139

Sources of Net Assets

Paid-in capital	$63,058,936	$724,952,348
Accumulated net realized loss	(3,528,345)	(53,730,804)
Accumulated undistributed (distributions in excess of) net investment income	(67,566)	68,168
Net unrealized appreciation	6,381,103	54,019,427

Net Assets	$65,844,128	$725,309,139

Class A Shares

Net Assets	$48,353,644	$351,754,176
Shares Outstanding	4,710,172	34,399,240
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.27	$10.23
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.51	$10.47

Class B Shares

Net Assets	$597,915	$4,768,107
Shares Outstanding	58,211	466,039
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.27	$10.23

Class C Shares

Net Assets	$15,866,704	$138,971,458
Shares Outstanding	1,636,310	14,487,982
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.70	$9.59

Class I Shares

Net Assets	$1,025,865	$229,815,398
Shares Outstanding	99,852	22,474,408
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.27	$10.23

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
22

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Statements of Operations

	Year Ended March 31, 2012

	AMT-Free	National
Investment Income	Limited Fund	Limited Fund

Interest	$2,789,048	$29,694,237

Total investment income	$2,789,048	$29,694,237

Expenses

Investment adviser fee	$279,852	$2,902,800
Distribution and service fees
Class A	74,190	516,032
Class B	6,650	44,064
Class C	133,584	1,213,348
Trustees’ fees and expenses	2,851	25,525
Custodian fee	43,594	210,510
Transfer and dividend disbursing agent fees	22,447	251,186
Legal and accounting services	37,392	66,850
Printing and postage	11,674	38,554
Registration fees	55,297	76,113
Interest expense and fees	—	3,814
Miscellaneous	29,545	79,912

Total expenses	$697,076	$5,428,708

Deduct —
Reduction of custodian fee	$203	$2,390

Total expense reductions	$203	$2,390

Net expenses	$696,873	$5,426,318

Net investment income	$2,092,175	$24,267,919

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$567,625	$811,815
Financial futures contracts	(1,110,989)	(10,581,687)

Net realized loss	$(543,364)	$(9,769,872)

Change in unrealized appreciation (depreciation) —
Investments	$3,915,350	$40,904,671
Financial futures contracts	79,227	520,197

Net change in unrealized appreciation (depreciation)	$3,994,577	$41,424,868

Net realized and unrealized gain	$3,451,213	$31,654,996

Net increase in net assets from operations	$5,543,388	$55,922,915

See Notes to Financial Statements.
23

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Statements of Changes in Net Assets

	Year Ended March 31, 2012

	AMT-Free	National
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund

From operations —
Net investment income	$2,092,175	$24,267,919
Net realized loss from investment transactions and financial futures contracts	(543,364)	(9,769,872)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,994,577	41,424,868

Net increase in net assets from operations	$5,543,388	$55,922,915

Distributions to shareholders —
From net investment income
Class A	$(1,640,661)	$(12,451,343)
Class B	(18,984)	(140,451)
Class C	(380,004)	(3,872,293)
Class I	(20,924)	(7,874,711)

Total distributions to shareholders	$(2,060,573)	$(24,338,798)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,472,929	$77,666,882
Class B	209,955	1,275,754
Class C	3,730,763	25,768,328
Class I	1,161,270	101,111,802
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,124,054	9,304,200
Class B	8,910	96,637
Class C	257,746	2,318,441
Class I	19,586	977,800
Cost of shares redeemed
Class A	(14,631,348)	(124,640,493)
Class B	(384,437)	(1,215,310)
Class C	(2,368,845)	(31,643,170)
Class I	(253,350)	(56,495,750)
Issued in connection with tax-free reorganization (see Note 13)
Class A	—	33,127,013
Class B	—	469,668
Class C	—	3,188,414
Class I	—	998
Net asset value of shares exchanged
Class A	45,000	1,043,808
Class B	(45,000)	(1,043,808)

Net increase (decrease) in net assets from Fund share transactions	$(2,652,767)	$41,311,214

Net increase in net assets	$830,048	$72,895,331

Net Assets

At beginning of year	$65,014,080	$652,413,808

At end of year	$65,844,128	$725,309,139

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(67,566)	$68,168

See Notes to Financial Statements.
24

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2011

	AMT-Free	National
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund

From operations —
Net investment income	$2,380,363	$25,505,705
Net realized loss from investment transactions and financial futures contracts	(1,157,304)	(9,853,784)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(531,083)	(10,440,356)

Net increase in net assets from operations	$691,976	$5,211,565

Distributions to shareholders —
From net investment income
Class A	$(1,928,228)	$(14,953,044)
Class B	(22,666)	(177,742)
Class C	(400,583)	(4,451,696)
Class I	(6,441)	(5,786,868)

Total distributions to shareholders	$(2,357,918)	$(25,369,350)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,708,695	$113,152,603
Class B	379,475	2,202,456
Class C	5,502,383	35,755,460
Class I	737,961	139,193,941
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,146,754	10,610,691
Class B	10,860	101,375
Class C	233,578	2,396,989
Class I	5,463	529,933
Cost of shares redeemed
Class A	(24,617,565)	(207,387,017)
Class B	(246,507)	(1,785,343)
Class C	(6,457,636)	(47,199,734)
Class I	(632,701)	(57,535,716)
Issued in connection with tax-free reorganization (see Note 13)
Class A	—	21,691,369
Class B	—	232,109
Class C	—	2,312,480
Net asset value of shares exchanged
Class A	254,982	1,796,600
Class B	(254,982)	(1,796,600)

Net increase (decrease) in net assets from Fund share transactions	$(5,229,240)	$14,271,596

Net decrease in net assets	$(6,895,182)	$(5,886,189)

Net Assets

At beginning of year	$71,909,262	$658,299,997

At end of year	$65,014,080	$652,413,808

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(67,565)	$35,109

See Notes to Financial Statements.
25

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights

	AMT-Free Limited Fund — Class A

	Year Ended March 31,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$9.730	$9.940	$9.470	$9.890	$10.280

Income (Loss) From Operations

Net investment income(1)	$0.341	$0.342	$0.343	$0.343	$0.388
Net realized and unrealized gain (loss)	0.535	(0.213)	0.462	(0.377)	(0.382)

Total income (loss) from operations	$0.876	$0.129	$0.805	$(0.034)	$0.006

Less Distributions

From net investment income	$(0.336)	$(0.339)	$(0.335)	$(0.386)	$(0.396)

Total distributions	$(0.336)	$(0.339)	$(0.335)	$(0.386)	$(0.396)

Net asset value — End of year	$10.270	$9.730	$9.940	$9.470	$9.890

Total Return(2)	9.13%	1.25%	8.58%	(0.33)%	0.05%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$48,354	$50,692	$56,413	$49,188	$29,297
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.89%	0.87%	0.91%	0.98%	0.92%
Expenses after custodian fee reduction	0.89%	0.87%	0.91%	0.95%	0.90%
Net investment income	3.37%	3.41%	3.47%	3.58%	3.83%
Portfolio Turnover	12%	11%	34%	78%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.
26

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	AMT-Free Limited Fund — Class B

	Year Ended March 31,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$9.730	$9.950	$9.480	$9.890	$10.280

Income (Loss) From Operations

Net investment income(1)	$0.265	$0.267	$0.269	$0.272	$0.314
Net realized and unrealized gain (loss)	0.535	(0.223)	0.464	(0.371)	(0.385)

Total income (loss) from operations	$0.800	$0.044	$0.733	$(0.099)	$(0.071)

Less Distributions

From net investment income	$(0.260)	$(0.264)	$(0.263)	$(0.311)	$(0.319)

Total distributions	$(0.260)	$(0.264)	$(0.263)	$(0.311)	$(0.319)

Net asset value — End of year	$10.270	$9.730	$9.950	$9.480	$9.890

Total Return(2)	8.32%	0.39%	7.90%	(1.10)%	(0.71)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$598	$768	$898	$962	$1,256
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.63%	1.61%	1.66%	1.73%	1.67%
Expenses after custodian fee reduction	1.63%	1.61%	1.66%	1.71%	1.65%
Net investment income	2.62%	2.67%	2.72%	2.82%	3.09%
Portfolio Turnover	12%	11%	34%	78%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.
27

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	AMT-Free Limited Fund — Class C

	Year Ended March 31,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$9.190	$9.390	$8.950	$9.340	$9.700

Income (Loss) From Operations

Net investment income(1)	$0.249	$0.252	$0.253	$0.256	$0.295
Net realized and unrealized gain (loss)	0.507	(0.203)	0.435	(0.352)	(0.354)

Total income (loss) from operations	$0.756	$0.049	$0.688	$(0.096)	$(0.059)

Less Distributions

From net investment income	$(0.246)	$(0.249)	$(0.248)	$(0.294)	$(0.301)

Total distributions	$(0.246)	$(0.249)	$(0.248)	$(0.294)	$(0.301)

Net asset value — End of year	$9.700	$9.190	$9.390	$8.950	$9.340

Total Return(2)	8.32%	0.47%	7.74%	(1.02)%	(0.63)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$15,867	$13,477	$14,598	$10,743	$8,522
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.63%	1.62%	1.66%	1.74%	1.67%
Expenses after custodian fee reduction	1.63%	1.62%	1.66%	1.71%	1.65%
Net investment income	2.61%	2.67%	2.71%	2.82%	3.08%
Portfolio Turnover	12%	11%	34%	78%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.
28

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	AMT-Free Limited Fund — Class I

	Year Ended	Period Ended
	March 31, 2012	March 31, 2011(1)

Net asset value — Beginning of period	$9.730	$10.160

Income (Loss) From Operations

Net investment income	$0.351 (2)	$0.235
Net realized and unrealized gain (loss)	0.540	(0.430)

Total income (loss) from operations	$0.891	$(0.195)

Less Distributions

From net investment income	$(0.351)	$(0.235)

Total distributions	$(0.351)	$(0.235)

Net asset value — End of period	$10.270	$9.730

Total Return(3)	9.29%	(2.11	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,026	$78
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.73%	0.72	%(6)
Net investment income	3.44%	3.76	%(6)
Portfolio Turnover	12%	11	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	For the Fund’s year ended March 31, 2011.

See Notes to Financial Statements.
29

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	National Limited Fund — Class A

	Year Ended March 31,

	2012		2011	2010	2009	2008

Net asset value — Beginning of year	$9.750		$10.010	$9.200	$9.930	$10.420

Income (Loss) From Operations

Net investment income(1)	$0.364		$0.382	$0.398	$0.394	$0.392
Net realized and unrealized gain (loss)	0.482		(0.263)	0.804	(0.733)	(0.488)

Total income (loss) from operations	$0.846		$0.119	$1.202	$(0.339)	$(0.096)

Less Distributions

From net investment income	$(0.366)		$(0.379)	$(0.392)	$(0.391)	$(0.394)

Total distributions	$(0.366)		$(0.379)	$(0.392)	$(0.391)	$(0.394)

Net asset value — End of year	$10.230		$9.750	$10.010	$9.200	$9.930

Total Return(2)	8.69%		1.17%	13.22%	(3.50)%	(0.94)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$351,754		$339,380	$410,009	$500,869	$541,176
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.68%		0.69%	0.71%	0.72%	0.71%
Interest and fee expense(3)	0.00	%(4)	0.01%	0.01%	0.02%	0.05%
Total expenses before custodian fee reduction	0.68%		0.70%	0.72%	0.74%	0.76%
Expenses after custodian fee reduction excluding interest and fees	0.68%		0.69%	0.71%	0.71%	0.70%
Net investment income	3.61%		3.82%	4.05%	4.12%	3.84%
Portfolio Turnover	16%		21%	14%	33%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(4)	Amount is less than 0.005%.

See Notes to Financial Statements.
30

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	National Limited Fund — Class B

	Year Ended March 31,

	2012		2011	2010	2009	2008

Net asset value — Beginning of year	$9.760		$10.020	$9.200	$9.940	$10.420

Income (Loss) From Operations

Net investment income(1)	$0.289		$0.307	$0.324	$0.322	$0.318
Net realized and unrealized gain (loss)	0.471		(0.263)	0.815	(0.745)	(0.482)

Total income (loss) from operations	$0.760		$0.044	$1.139	$(0.423)	$(0.164)

Less Distributions

From net investment income	$(0.290)		$(0.304)	$(0.319)	$(0.317)	$(0.316)

Total distributions	$(0.290)		$(0.304)	$(0.319)	$(0.317)	$(0.316)

Net asset value — End of year	$10.230		$9.760	$10.020	$9.200	$9.940

Total Return(2)	7.88%		0.42%	12.50%	(4.34)%	(1.59)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,768		$4,955	$6,157	$6,130	$6,512
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.43%		1.44%	1.46%	1.47%	1.46%
Interest and fee expense(3)	0.00	%(4)	0.01%	0.01%	0.02%	0.05%
Total expenses before custodian fee reduction	1.43%		1.45%	1.47%	1.49%	1.51%
Expenses after custodian fee reduction excluding interest and fees	1.43%		1.44%	1.46%	1.46%	1.45%
Net investment income	2.86%		3.06%	3.29%	3.37%	3.11%
Portfolio Turnover	16%		21%	14%	33%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(4)	Amount is less than 0.005%.

See Notes to Financial Statements.
31

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	National Limited Fund — Class C

	Year Ended March 31,

	2012		2011	2010	2009	2008

Net asset value — Beginning of year	$9.150		$9.390	$8.630	$9.310	$9.770

Income (Loss) From Operations

Net investment income(1)	$0.271		$0.287	$0.303	$0.302	$0.297
Net realized and unrealized gain (loss)	0.441		(0.242)	0.756	(0.685)	(0.461)

Total income (loss) from operations	$0.712		$0.045	$1.059	$(0.383)	$(0.164)

Less Distributions

From net investment income	$(0.272)		$(0.285)	$(0.299)	$(0.297)	$(0.296)

Total distributions	$(0.272)		$(0.285)	$(0.299)	$(0.297)	$(0.296)

Net asset value — End of year	$9.590		$9.150	$9.390	$8.630	$9.310

Total Return(2)	7.87%		0.46%	12.39%	(4.20)%	(1.70)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$138,971		$133,071	$143,883	$104,893	$100,866
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.43%		1.44%	1.46%	1.47%	1.46%
Interest and fee expense(3)	0.00	%(4)	0.01%	0.01%	0.02%	0.05%
Total expenses before custodian fee reduction	1.43%		1.45%	1.47%	1.49%	1.51%
Expenses after custodian fee reduction excluding interest and fees	1.43%		1.44%	1.46%	1.46%	1.45%
Net investment income	2.86%		3.06%	3.28%	3.38%	3.10%
Portfolio Turnover	16%		21%	14%	33%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(4)	Amount is less than 0.005%.

See Notes to Financial Statements.
32

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	National Limited Fund — Class I

	Year Ended March 31,

	2012		2011	2010(1)

Net asset value — Beginning of period	$9.760		$10.010	$10.180

Income (Loss) From Operations

Net investment income(2)	$0.378		$0.395	$0.206
Net realized and unrealized gain (loss)	0.473		(0.251)	(0.190)

Total income from operations	$0.851		$0.144	$0.016

Less Distributions

From net investment income	$(0.381)		$(0.394)	$(0.186)

Total distributions	$(0.381)		$(0.394)	$(0.186)

Net asset value — End of period	$10.230		$9.760	$10.010

Total Return(3)	8.74%		1.43%	0.17	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$229,815		$175,007	$98,250
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%		0.54%	0.58	%(5)
Interest and fee expense(6)	0.00	%(7)	0.01%	0.01	%(5)
Total expense before custodian fee reduction	0.53%		0.55%	0.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.53%		0.54%	0.58	%(5)
Net investment income	3.75%		3.95%	4.11	%(5)
Portfolio Turnover	16%		21%	14	%(8)

(1)	For the period from the commencement of operations on October 1, 2009 to March 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Amount is less than 0.005%.
(8)	For the Fund’s year ended March 31, 2010.

See Notes to Financial Statements.
33

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of five funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance AMT-Free Limited Maturity Municipal Income Fund (AMT-Free Limited Fund) and Eaton Vance National Limited Maturity Municipal Income Fund (National Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ current investment objective is to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Limited Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2012, the AMT-Free Limited Fund and National Limited Fund, for federal income tax purposes, had capital loss carryforwards of $2,853,871 and $40,952,773, respectively, and current year deferred capital losses of $688,674 and $12,647,796, respectively, which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or

34

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

excise tax. The current year deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to the utilization of the capital loss carryforwards. The amounts and expiration dates of the capital loss carryforwards are as follows:

	AMT-Free	National
Expiration Date	Limited Fund	Limited Fund

March 31, 2013	$995,128	$1,431,742
March 31, 2014	—	213,995
March 31, 2015	25,590	935,617
March 31, 2016	—	7,092,688
March 31, 2017	647,289	12,241,519
March 31, 2018	233,087	12,564,070
March 31, 2019	952,777	6,473,142

	$2,853,871	$40,952,773

Included in the amounts above for National Limited Fund are capital loss carryforwards of $3,303,292 as a result of reorganizations (see Note 13). Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

As of March 31, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted

35

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for Floating Rate Notes issued approximates its carrying value. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year.

At March 31, 2012, the AMT-Free Limited Fund and National Limited Fund had no Floating Rate Notes outstanding. For the year ended March 31, 2012, the National Limited Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $367,377 and 1.04%, respectively. For the year ended March 31, 2012, the AMT-Free Limited Fund had no transactions in residual interest bonds.

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2012.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

36

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended March 31, 2012 and March 31, 2011 was as follows:

	Year Ended March 31, 2012

	AMT-Free	National
	Limited Fund	Limited Fund

Distributions declared from:
Tax-exempt income	$2,060,460	$24,110,701
Ordinary income	$113	$228,097

	Year Ended March 31, 2011

	AMT-Free	National
	Limited Fund	Limited Fund

Distributions declared from:
Tax-exempt income	$2,357,774	$25,289,851
Ordinary income	$144	$79,499

During the year ended March 31, 2012, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount, expenditures on defaulted bonds and defaulted bond interest:

	AMT-Free	National
	Limited Fund	Limited Fund

Change in:
Paid-in capital	$—	$(2,539,756)
Accumulated net realized loss	$31,603	$2,435,818
Accumulated undistributed (distributions in excess of) net investment income	$(31,603)	$103,938

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of March 31, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Undistributed tax-exempt income	$24,651	$1,216,585
Capital loss carryforward and deferred capital losses	$(3,542,545)	$(53,600,569)
Net unrealized appreciation	$6,386,803	$53,831,562
Other temporary differences	$(83,717)	$(1,090,787)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, the timing of recognizing distributions to shareholders, expenditures on defaulted bonds, defaulted bond interest and accretion of market discount.

37

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the year ended March 31, 2012, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Investment Adviser Fee	$279,852	$2,902,800
Effective Annual Rate	0.43%	0.42%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended March 31, 2012 were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

EVM’s Sub-Transfer Agent Fees	$1,010	$8,311
EVD’s Class A Sales Charges	$3,337	$17,300

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2012 for Class A shares amounted to the following:

	AMT-Free	National
	Limited Fund	Limited Fund

Class A Distribution and Service Fees	$74,190	$516,032

38

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended March 31, 2012, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	AMT-Free	National
	Limited Fund	Limited Fund

Class B Distribution Fees	$5,542	$36,720
Class C Distribution Fees	$111,320	$1,011,123

At March 31, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Class B	$1,157,000	$3,828,000
Class C	$11,593,000	$22,547,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended March 31, 2012 amounted to the following:

	AMT-Free	National
	Limited Fund	Limited Fund

Class B Service Fees	$1,108	$7,344
Class C Service Fees	$22,264	$202,225

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each

39

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended March 31, 2012, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free	National
	Limited Fund	Limited Fund

Class A	$2,000	$32,000
Class B	$3,000	$7,000
Class C	$100	$9,000

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended March 31, 2012 were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Purchases	$7,613,434	$108,124,995
Sales	$11,558,466	$113,648,370

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Limited Fund
	Year Ended	Year Ended
Class A	March 31, 2012	March 31, 2011

Sales	833,432	1,876,137
Issued to shareholders electing to receive payments of distributions in Fund shares	111,034	114,980
Redemptions	(1,450,298)	(2,478,705)
Exchange from Class B shares	4,453	25,232

Net decrease	(501,379)	(462,356)

	Year Ended	Year Ended
Class B	March 31, 2012	March 31, 2011

Sales	20,854	37,806
Issued to shareholders electing to receive payments of distributions in Fund shares	880	1,088
Redemptions	(37,970)	(25,089)
Exchange to Class A shares	(4,453)	(25,215)

Net decrease	(20,689)	(11,410)

40

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

	Year Ended	Year Ended
Class C	March 31, 2012	March 31, 2011

Sales	390,383	582,128
Issued to shareholders electing to receive payments of distributions in Fund shares	26,930	24,805
Redemptions	(247,856)	(694,464)

Net increase (decrease)	169,457	(87,531)

	Year Ended	Period Ended
Class I	March 31, 2012	March 31, 2011(1)

Sales	114,631	72,415
Issued to shareholders electing to receive payments of distributions in Fund shares	1,918	556
Redemptions	(24,673)	(64,995)

Net increase	91,876	7,976

National Limited Fund
	Year Ended	Year Ended
Class A	March 31, 2012	March 31, 2011

Sales	7,735,677	11,328,749
Issued to shareholders electing to receive payments of distributions in Fund shares	923,128	1,062,336
Redemptions	(12,414,323)	(20,866,049)
Issued in connection with tax-free reorganizations (see Note 13)	3,259,884	2,132,312
Exchange from Class B shares	103,495	179,864

Net decrease	(392,139)	(6,162,788)

	Year Ended	Year Ended
Class B	March 31, 2012	March 31, 2011

Sales	126,815	220,271
Issued to shareholders electing to receive payments of distributions in Fund shares	9,585	10,154
Redemptions	(120,782)	(180,447)
Issued in connection with tax-free reorganizations (see Note 13)	46,192	22,804
Exchange to Class A shares	(103,457)	(179,787)

Net decrease	(41,647)	(107,005)

41

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

	Year Ended	Year Ended
Class C	March 31, 2012	March 31, 2011

Sales	2,722,101	3,801,779
Issued to shareholders electing to receive payments of distributions in Fund shares	245,188	255,911
Redemptions	(3,356,207)	(5,078,472)
Issued in connection with tax-free reorganizations (see Note 13)	334,479	242,332

Net decrease	(54,439)	(778,450)

	Year Ended	Year Ended
Class I	March 31, 2012	March 31, 2011

Sales	10,031,774	13,860,458
Issued to shareholders electing to receive payments of distributions in Fund shares	96,846	53,133
Redemptions	(5,594,372)	(5,786,628)
Issued in connection with tax-free reorganizations (see Note 13)	98	—

Net increase	4,534,346	8,126,963

(1)	Class I of AMT-Free Limited Fund commenced operations on August 3, 2010.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Aggregate cost	$58,201,152	$667,291,448

Gross unrealized appreciation	$6,984,710	$58,542,694
Gross unrealized depreciation	(597,907)	(4,711,132)

Net unrealized appreciation	$6,386,803	$53,831,562

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2012, AMT-Free Limited Fund had a balance outstanding pursuant to this line of credit of $600,000 at an interest rate of 1.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2012. The Funds’ average borrowings or allocated fees during the year ended March 31, 2012 were not significant.

10 Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2012, the AMT-Free Limited Fund had payments due to SSBT pursuant to the foregoing arrangement of $11,965.

42

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

11 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2012 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Fund	Month/Year	Contracts	Position	Cost	Value	Appreciation

AMT-Free Limited	6/12	75 U.S. 10-Year Treasury Note	Short	$(9,775,644)	$(9,711,328)	$64,316

National Limited	6/12	187 U.S. 10-Year Treasury Note	Short	$(24,373,939)	$(24,213,578)	$160,361
	6/12	265 U.S. 30-Year Treasury Bond	Short	(36,928,375)	(36,503,750)	424,625

At March 31, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2012 were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Asset Derivative:
Futures Contracts	$64,316 (1)	$584,986 (1)

Total	$64,316	$584,986

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2012 was as follows:

	AMT-Free		National
	Limited Fund		Limited Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(1,110,989	)(1)	$(10,581,687	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$79,227	(2)	$520,197	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

43

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

The average notional amounts of futures contracts outstanding during the year ended March 31, 2012, which are indicative of the volume of this derivative type, were approximately as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Average Notional Amount:
Futures Contracts	$7,500,000	$46,192,000

12 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,587,955	$—	$64,587,955

Total Investments	$—	$64,587,955	$—	$64,587,955

Futures Contracts	$64,316	$—	$—	$64,316

Total	$64,316	$64,587,955	$—	$64,652,271

National Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$721,123,010	$—	$721,123,010

Total Investments	$—	$721,123,010	$—	$721,123,010

Futures Contracts	$584,986	$—	$—	$584,986

Total	$584,986	$721,123,010	$—	$721,707,996

The Funds held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

13 Reorganizations

As of the close of business on September 23, 2011, the National Limited Fund acquired the net assets of Eaton Vance New Jersey Limited Maturity Municipal Income Fund (New Jersey Limited Fund) pursuant to a plan of reorganization approved by the shareholders of New Jersey Limited Fund. The purpose of the transaction was to combine two funds managed by BMR with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 3,259,884 shares of Class A of the National Limited Fund (valued at $33,127,013) for the 3,275,936 shares of

44

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

Class A of New Jersey Limited Fund, 46,192 shares of Class B of the National Limited Fund (valued at $469,668) for the 46,438 shares of Class B of New Jersey Limited Fund, 334,479 shares of Class C of the National Limited Fund (valued at $3,188,414) for the 315,368 shares of Class C of New Jersey Limited Fund, and 98 shares of Class I of the National Limited Fund (valued at $998) for the 99 shares of Class I of New Jersey Limited Fund each outstanding on September 23, 2011. The investment portfolio of New Jersey Limited Fund, with a fair value of $36,398,464 and identified cost of $33,146,730 was the principal asset acquired by the National Limited Fund. For financial reporting purposes, assets received and shares issued by the National Limited Fund were recorded at fair value; however, the identified cost of the investments received from the New Jersey Limited Fund was carried forward to align ongoing reporting of the National Limited Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the National Limited Fund immediately before the acquisition were $676,048,146. The net assets of New Jersey Limited Fund at that date of $36,786,093, including $2,702,517 of accumulated net realized losses and $3,251,734 of unrealized appreciation, were combined with those of the National Limited Fund, resulting in combined net assets of $712,834,239.

Assuming the acquisition had been completed on April 1, 2011, the beginning of the National Limited Fund’s annual reporting period, the National Limited Fund’s pro forma results of operations for the year ended March 31, 2012 were as follows:

Net investment income	$24,865,260
Net realized loss	$(10,056,213)
Net increase in net assets from operations	$58,599,841

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of New Jersey Limited Fund that have been included in the National Limited Fund’s Statement of Operations since September 23, 2011.

As of the close of business on November 5, 2010, the National Limited Fund acquired the net assets of Eaton Vance California Limited Maturity Municipal Income Fund (California Limited Fund) pursuant to a plan of reorganization approved by the shareholders of California Limited Fund. The purpose of the transaction was to combine two funds managed by BMR with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 2,132,312 shares of Class A of the National Limited Fund (valued at $21,691,369) for the 2,131,927 shares of Class A of California Limited Fund, 22,804 shares of Class B of the National Limited Fund (valued at $232,109) for the 22,881 shares of Class B of California Limited Fund, and 242,332 shares of Class C of the National Limited Fund (valued at $2,312,480) for the 235,057 shares of Class C of California Limited Fund, each outstanding on November 5, 2010. The investment portfolio of California Limited Fund, with a fair value of $22,772,001 and identified cost of $21,460,937 was the principal asset acquired by the National Limited Fund. For financial reporting purposes, assets received and shares issued by the National Limited Fund were recorded at fair value; however, the identified cost of the investments received from the California Limited Fund was carried forward to align ongoing reporting of the National Limited Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the National Limited Fund immediately before the acquisition were $720,762,615. The net assets of California Limited Fund at that date of $24,235,958, including $2,315,192 of accumulated net realized losses and $1,311,064 of unrealized appreciation, were combined with those of the National Limited Fund, resulting in combined net assets of $744,998,573.

Assuming the acquisition had been completed on April 1, 2010, the beginning of the National Limited Fund’s annual reporting period, the National Limited Fund’s pro forma results of operations for the year ended March 31, 2011 are as follows:

Net investment income	$26,042,552
Net realized loss	$(9,919,309)
Net increase in net assets from operations	$9,003,912

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of California Limited Fund since November 5, 2010 through March 31, 2011.

45

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund and Eaton Vance National Limited Maturity Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund and Eaton Vance National Limited Maturity Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Investment Trust), including the portfolios of investments, as of March 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund and Eaton Vance National Limited Maturity Municipal Income Fund as of March 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 18, 2012

46

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends. The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

AMT-Free Limited Maturity Municipal Income Fund	99.99%

National Limited Maturity Municipal Income Fund	99.06%

47

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

48

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Management and Organization — continued

Position(s)
	with the	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Distinguished Professor of Corporate and Business Law, Jack C. Clarke Business Law Institute, Comell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.
Principal Officers who are not Trustees

Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Cynthia J. Clemson 1963	President	Since 2005	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

49

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

50

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

439-5/12	LNAMTSRC

Eaton Vance Limited Maturity Municipal Income Funds Annual Report March 31, 2012

Massachusetts • New York • Pennsylvania

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2012
Eaton Vance
Limited Maturity Municipal Income Funds
Table of Contents

Management’s Discussion of Fund Performance	2
Performance and Fund Profile

Massachusetts Limited Maturity Municipal Income Fund	4

New York Limited Maturity Municipal Income Fund	6

Pennsylvania Limited Maturity Municipal Income Fund	8

Endnotes and Additional Disclosures	10
Fund Expenses	11
Financial Statements	13
Report of Independent Registered Public Accounting Firm	49
Federal Tax Information	50
Management and Organization	51
Important Notices	53

Eaton Vance
Limited Maturity Municipal Income Funds
March 31, 2012
Management’s Discussion of Fund Performance1

Economic and Market Conditions
In early 2011, just prior to the start of the Funds’ fiscal year, economic indicators seemed to show that a modest recovery was under way. But in the second quarter of 2011, Europe’s sovereign debt problems began to intensify, causing investors to worry about the potential impact on the U.S. economy and U.S. banks.
Meanwhile, unemployment remained stubbornly high, the housing market was stagnant, and Congressional wrangling over the debt ceiling led Standard & Poor’s (S&P) to downgrade U.S. Treasuries. Reacting to this turmoil, the S&P 500 Index2 fell more than 15% in just over two weeks during late July and early August of 2011 and spent the next several months clawing its way back.
Beginning in mid-December of 2011, a sustained equity market rally took hold and continued through the end of the fiscal year, fueled by strong economic growth in the fourth quarter, falling unemployment claims, an uptick in hiring and a restructuring of Greek sovereign debt that made investors more comfortable with the situation in Europe. After 12 tumultuous months, the S&P 500 Index finished the period with an 8.54% gain. Overseas, however, both developed and emerging equity markets suffered significant losses during the same timeframe.
Against this backdrop, bond investors became increasingly risk-averse, as economic indicators began to suggest that the U.S. economy was not as strong as first perceived, and European sovereign debt problems became front-page news. As a result, Treasury prices rose and yields fell significantly from April through September of 2011. By October, Treasury rates had settled into a relatively stable trading range that lasted through the end of the period on March 31, 2012.
Early in the period, municipal bonds rallied along with Treasuries, but not to the same degree, because investors were still concerned about the ability of state and local governments to address historically large fiscal deficits and balance their budgets. As the period wore on, however, several factors caused performance of municipals to improve. The massive municipal defaults predicted by high-profile market analysts did not materialize, while the fiscal situation for many issuers began to recover.
As the fear that had hung over the municipal market subsided and investors appeared more comfortable taking on risk, lower-rated municipals outperformed higher-rated issues and longer-maturity bonds outperformed those with shorter maturities.
Fund Performance
For the fiscal year ending March 31, 2012, the Massachusetts, New York and Pennsylvania Funds’ shares at net asset value (NAV) underperformed the Funds’ primary benchmark, the Barclays Capital 7 Year Municipal Bond Index (the Index), an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6 to 8 years.
Generally speaking, the Funds’ overall strategy is to invest primarily in limited maturity bonds with about 6–10 years remaining to maturity, in order to capture attractive yields but avoid the potentially higher interest rate risk and volatility of longer-maturity bonds. In effect, investors in the Funds give up some of the higher potential yields of longer-maturity bonds in return for the potentially lower volatility and greater price stability of limited maturity issues.
While the Index includes only bonds with maturities of 6–8 years, the Funds tend to own securities with maturities up to about 10 years, in order to capture their typically higher yields and greater income payments. The Funds hedge to various degrees against the greater risk of volatility in the 8–10 year part of the curve by using Treasury futures to provide downside protection. The Funds may also diversify into securities with shorter maturities than those in the Index.
For the 12-month period, the Funds’ underperformance to the benchmark resulted in part from their hedging strategy. Hedging interest rate volatility, a risk management strategy, is intended to moderate performance on both the upside and the downside. So in a period when municipal bonds saw strong performance, the Funds’ hedge mitigated a portion of their positive performance and, as intended, reduced the Funds’ volatility during a year of rather pronounced market volatility.
In addition, performance of all three Funds was negatively impacted by holdings in the 0–5 year maturity range, which are not represented in the Index and which underperformed relative to longer-maturity bonds.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Limited Maturity Municipal Income Funds
March 31, 2012
Management’s Discussion of Fund Performance—continued

State-specific Results
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund’s Class A shares at NAV had a total return of 7.43%, underperforming the 9.80% return of the Index. As noted above, the key detractors were the hedging strategy and an overweight in bonds with 0–5 years remaining to maturity. Relative performance versus the Index was helped, however, by overweights in the hospital and industrial development revenue (IDR) sectors, which performed strongly during the period, and by security selection in AAA-rated6 issues.
Eaton Vance New York Limited Maturity Municipal Income Fund’s Class A shares at NAV returned 7.30%, trailing the 9.80% return of the Index. In addition to the detractors noted above, an underweighting in general obligation bonds, which outpaced the overall market, also held back results. Relative contributors to performance versus the Index included overweights in the hospital and IDR sectors and in 5.5% to 6.5% coupon bonds, all of which performed well during the period.
Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund’s Class A shares at NAV had a total return of 7.17%, lagging the 9.80% return of the Index. Along with the detractors mentioned above, performance was hurt by a credit event at one of the Fund’s airline holdings, when the carrier declared bankruptcy and the value of its bonds declined. In contrast, relative results versus the Index benefited from overweights in the strong-performing hospital and education sectors and in longer-maturity issues, which outperformed shorter-maturity credits during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund
March 31, 2012
Portfolio Manager William H. Ahern, Jr., CFA
Performance2,3

					Since
% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Inception

Class A at NAV	6/27/1996	7.43%	3.65%	3.94%	—
Class A with 2.25% Maximum Sales Charge	—	4.98	3.19	3.71	—
Class B at NAV	6/1/1992	6.64	2.86	3.16	—
Class B with 3% Maximum Sales Charge	—	3.64	2.86	3.16	—
Class C at NAV	12/8/1993	6.71	2.89	3.16	—
Class C with 1% Maximum Sales Charge	—	5.71	2.89	3.16	—
Class I at NAV	8/3/2010	7.59	—	—	3.62%

Barclays Capital 7 Year Municipal Bond Index	—	9.80%	6.24%	5.56%	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I

		0.81%	1.56%	1.56%	0.67%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I

Distribution Rate		2.93%	2.21%	2.21%	3.08%
Taxable-Equivalent Distribution Rate		4.76	3.59	3.59	5.00
SEC 30-day Yield		1.40	0.69	0.69	1.59
Taxable-Equivalent SEC 30-day Yield		2.27	1.12	1.12	2.58
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class B	3/31/02	$13,653	N.A.

Class C	3/31/02	$13,652	N.A.

Class I	8/3/10	$10,609	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund
March 31, 2012
Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Eaton Vance
New York Limited Maturity Municipal Income Fund
March 31, 2012
Portfolio Manager William H. Ahern, Jr., CFA
Performance2,3

					Since
% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Inception

Class A at NAV	6/27/1996	7.30%	3.25%	3.78%	—
Class A with 2.25% Maximum Sales Charge	—	4.88	2.79	3.54	—
Class B at NAV	5/29/1992	6.60	2.50	3.02	—
Class B with 3% Maximum Sales Charge	—	3.60	2.50	3.02	—
Class C at NAV	12/8/1993	6.47	2.50	3.00	—
Class C with 1% Maximum Sales Charge	—	5.47	2.50	3.00	—
Class I at NAV	8/3/2010	7.56	—	—	3.69%

Barclays Capital 7 Year Municipal Bond Index	—	9.80%	6.24%	5.56%	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I

		0.78%	1.53%	1.53%	0.63%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I

Distribution Rate		3.04%	2.32%	2.32%	3.19%
Taxable-Equivalent Distribution Rate		5.13	3.91	3.91	5.38
SEC 30-day Yield		1.55	0.84	0.84	1.73
Taxable-Equivalent SEC 30-day Yield		2.62	1.42	1.42	2.92
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class B	3/31/02	$13,466	N.A.

Class C	3/31/02	$13,437	N.A.

Class I	8/3/10	$10,621	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Limited Maturity Municipal Income Fund
March 31, 2012
Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund
March 31, 2012
Portfolio Manager Adam A. Weigold, CFA
Performance2,3

					Since
% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Inception

Class A at NAV	6/27/1996	7.17%	3.41%	3.95%	—
Class A with 2.25% Maximum Sales Charge	—	4.72	2.93	3.71	—
Class B at NAV	6/1/1992	6.38	2.64	3.18	—
Class B with 3% Maximum Sales Charge	—	3.38	2.64	3.18	—
Class C at NAV	12/8/1993	6.36	2.63	3.16	—
Class C with 1% Maximum Sales Charge	—	5.36	2.63	3.16	—
Class I at NAV	8/3/2010	7.32	—	—	3.54%

Barclays Capital 7 Year Municipal Bond Index	—	9.80%	6.24%	5.56%	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I

		0.82%	1.57%	1.57%	0.67%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I

Distribution Rate		3.09%	2.37%	2.37%	3.24%
Taxable-Equivalent Distribution Rate		4.90	3.76	3.76	5.14
SEC 30-day Yield		1.91	1.21	1.21	2.10
Taxable-Equivalent SEC 30-day Yield		3.03	1.92	1.92	3.33
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class B	3/31/02	$13,674	N.A.

Class C	3/31/02	$13,658	N.A.

Class I	8/3/10	$10,596	N.A.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund
March 31, 2012
Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Eaton Vance
Limited Maturity Municipal Income Funds
March 31, 2012
Endnotes and Additional Disclosures

[1]	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as forward looking statements. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus.

[5]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective August 1, 2012, the Funds’ investment objectives are to provide current income exempt from regular federal income tax and applicable state and local taxes, and limited principal fluctuation.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 – March 31, 2012).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)	Ratio

Actual
Class A	$1,000.00	$1,026.10	$4.10	0.81%
Class B	$1,000.00	$1,022.30	$7.89	1.56%
Class C	$1,000.00	$1,022.80	$7.89	1.56%
Class I	$1,000.00	$1,026.90	$3.34	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.09	0.81%
Class B	$1,000.00	$1,017.20	$7.87	1.56%
Class C	$1,000.00	$1,017.20	$7.87	1.56%
Class I	$1,000.00	$1,021.70	$3.34	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Fund Expenses — continued

Eaton Vance New York Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)	Ratio

Actual
Class A	$1,000.00	$1,030.50	$3.91	0.77%
Class B	$1,000.00	$1,027.70	$7.71	1.52%
Class C	$1,000.00	$1,026.30	$7.70	1.52%
Class I	$1,000.00	$1,032.30	$3.20	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.89	0.77%
Class B	$1,000.00	$1,017.40	$7.67	1.52%
Class C	$1,000.00	$1,017.40	$7.67	1.52%
Class I	$1,000.00	$1,021.90	$3.18	0.63%
*  Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011.

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/11)	(3/31/12)	(10/1/11 – 3/31/12)	Ratio

Actual
Class A	$1,000.00	$1,027.50	$4.16	0.82%
Class B	$1,000.00	$1,023.70	$7.94	1.57%
Class C	$1,000.00	$1,022.10	$7.94	1.57%
Class I	$1,000.00	$1,027.20	$3.40	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.14	0.82%
Class B	$1,000.00	$1,017.20	$7.92	1.57%
Class C	$1,000.00	$1,017.20	$7.92	1.57%
Class I	$1,000.00	$1,021.70	$3.39	0.67%
*  Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2011.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 96.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 4.0%

Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,249,570
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,245,040

		$2,494,610

Education — 15.8%

Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	$770	$808,431
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,174,870
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,055	1,265,915
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,224,180
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,173,588
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	581,200
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	120,836
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	241,566
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	179,049
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	868,035
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,195,960

		$9,833,630

Electric Utilities — 5.4%

Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	$1,000	$1,160,430
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,000	2,179,260

		$3,339,690

Escrowed / Prerefunded — 8.7%

Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	$2,000	$1,952,040
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	265	273,549
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,100	2,461,872
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	680	721,997

		$5,409,458

General Obligations — 19.9%

Brookline, 4.00%, 5/15/22	$1,195	$1,399,668
Burlington, 5.00%, 2/1/15	500	562,720
Burlington, 5.00%, 2/1/16	500	578,555
Cambridge, 5.00%, 1/1/23	850	1,056,584
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	868,407
Gloucester, 4.00%, 3/15/22	640	725,062
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,175,830
Medfield, 4.00%, 3/15/22	625	726,631
Southborough, 3.00%, 6/1/21	1,060	1,152,930
Wellesley, 5.00%, 6/1/16	1,100	1,291,939
Wellesley, 5.00%, 6/1/17	1,150	1,382,714
Westwood, 3.00%, 6/1/21	1,320	1,435,725

		$12,356,765

Hospital — 11.2%

Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	$500	$546,590
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	550,400
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	600	605,688
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	865	872,707
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,106,810
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	554,936
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	709,950
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	877,965

See Notes to Financial Statements.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital (continued)

Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	$1,000	$1,154,100

		$6,979,146

Insured – Education — 1.7%

University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	$1,000	$1,069,250

		$1,069,250

Insured – Escrowed / Prerefunded — 1.3%

Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$813,022

		$813,022

Insured – General Obligations — 7.4%

Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,335,830
Massachusetts, (AMBAC), 5.00%, 7/1/12	1,000	1,012,370
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,262,720

		$4,610,920

Insured – Hospital — 2.7%

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$563,910
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,123,730

		$1,687,640

Insured – Special Tax Revenue — 4.2%

Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$2,047,536
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	500	589,210

		$2,636,746

Insured – Water and Sewer — 2.1%

Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,281,930

		$1,281,930

Other Revenue — 2.8%

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,139,250
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	610,180

		$1,749,430

Senior Living / Life Care — 1.6%

Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$505	$505,535
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	291,879
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	210	205,393

		$1,002,807

Solid Waste — 1.6%

Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,000	$1,003,640

		$1,003,640

Special Tax Revenue — 5.4%

Massachusetts, Special Obligation, 5.00%, 6/1/14	$500	$549,780
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,280	1,622,195
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,185,920

		$3,357,895

Transportation — 1.0%

Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$589,705

		$589,705

Total Tax-Exempt Investments — 96.8%
(identified cost $54,756,189)		$60,216,284

Other Assets, Less Liabilities — 3.2%		$2,016,025

Net Assets — 100.0%		$62,232,309

See Notes to Financial Statements.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 20.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 8.8% of total investments.

See Notes to Financial Statements.

Eaton Vance
New York Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 100.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 2.5%

New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18	$515	$541,780
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	1,000	1,145,940
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.25%, 6/15/14	500	505,210

		$2,192,930

Cogeneration — 3.3%

Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,000	$2,297,440
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	600	585,546

		$2,882,986

Education — 8.0%

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	$1,500	$1,795,950
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	569,551
New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14	1,000	1,086,060
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,756,485
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	600	663,540
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	500	579,640
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	637,762

		$7,088,988

Electric Utilities — 3.1%

Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$2,500	$2,724,075

		$2,724,075

Escrowed / Prerefunded — 5.1%

34th Street Partnership, Inc., Prerefunded to 1/1/13, 5.00%, 1/1/17	$1,140	$1,181,006
Suffolk County Industrial Development Agency, (Huntington Hospital), Escrowed to Maturity, 6.00%, 11/1/22	750	775,643
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,427,926
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,168,990

		$4,553,565

General Obligations — 5.1%

Clarence Central School District, 4.00%, 5/15/20	$300	$342,825
Clarence Central School District, 4.00%, 5/15/21	250	284,820
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	1,010	1,141,179
New York City, 5.00%, 8/1/24	1,600	1,857,056
Pittsford Central School District, 4.00%, 10/1/22	750	861,345

		$4,487,225

Health Care – Miscellaneous — 0.1%

Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$100,806

		$100,806

Hospital — 8.3%

Nassau County Local Economic Assistance & Financing Corp., (Catholic Health Service of Long Island), 5.00%, 7/1/22	$1,000	$1,120,150
New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,000	2,369,480
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	825,951
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	360	387,641
New York Health and Hospital Corp., 5.50%, 2/15/19	1,000	1,169,670
Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,325	1,456,652

		$7,329,544

Housing — 2.1%

New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,045,190
New York Mortgage Agency, (AMT), 4.95%, 10/1/21	795	821,784

		$1,866,974

See Notes to Financial Statements.

Eaton Vance
New York Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Industrial Development Revenue — 3.0%

New York Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	$1,000	$1,002,630
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,500	1,692,930

		$2,695,560

Insured – Education — 12.9%

New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,075,000
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,000	1,125,640
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,622,407
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,238,600
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,321,063
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,751,631
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,215,210
New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,000	1,080,650
New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	1,000	1,017,630

		$11,447,831

Insured – Electric Utilities — 1.8%

Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$486,340
Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,000	1,108,200

		$1,594,540

Insured – Escrowed / Prerefunded — 0.9%

Clarence Central School District, (AGM), Prerefunded to 5/15/12, 5.00%, 5/15/17	$500	$503,030
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	250	288,157

		$791,187

Insured – General Obligations — 2.9%

Monroe County, (Public Improvements), (NPFG), 6.00%, 3/1/19	$1,000	$1,183,840
Mount Vernon School District, (AGM), 4.50%, 8/15/23(1)	500	548,740
Mount Vernon School District, (AGM), 5.00%, 8/15/24(1)	735	831,432

		$2,564,012

Insured – Hospital — 2.2%

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,934,768

		$1,934,768

Insured – Lease Revenue / Certificates of Participation — 1.3%

New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (AGM), 5.25%, 8/15/20	$1,000	$1,171,250

		$1,171,250

Insured – Special Tax Revenue — 7.2%

New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13(2)	$2,250	$2,245,500
New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,000	2,497,500
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,500	1,667,265

		$6,410,265

Insured – Transportation — 9.7%

Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,219,120
Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,000	1,081,320
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,124,530
New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,235	2,806,691
Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	1,920	2,363,097

		$8,594,758

Lease Revenue / Certificates of Participation — 0.7%

New York Urban Development Corp., 5.00%, 1/1/18	$500	$589,600

		$589,600

See Notes to Financial Statements.

Eaton Vance
New York Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Other Revenue — 6.0%

Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19(3)	$741	$453,474
Brooklyn Arena Local Development Corp., (Brooklyn Center Project), 5.75%, 7/15/16	750	837,562
New York City Transitional Finance Authority, 5.25%, 1/15/27	1,000	1,136,950
New York City Transitional Finance Authority, 6.00%, 7/15/33	540	627,021
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,281,375

		$5,336,382

Senior Living / Life Care — 0.4%

Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$315	$315,038

		$315,038

Special Tax Revenue — 6.4%

New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$1,900	$2,211,771
New York Local Government Assistance Corp., 5.25%, 4/1/16	3,000	3,418,920

		$5,630,691

Transportation — 2.6%

Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,142,640
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,123,770

		$2,266,410

Water and Sewer — 4.5%

Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,204,910
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,822,907

		$4,027,817

Total Tax-Exempt Investments — 100.1%
(identified cost $81,421,392)		$88,597,202

Other Assets, Less Liabilities — (0.1)%		$(124,526)

Net Assets — 100.0%		$88,472,676

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 39.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.4% to 18.0% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security is in default and making only partial interest payments.

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 100.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Cogeneration — 0.3%

Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$200	$200,270

		$200,270

Education — 14.4%

Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	$1,150	$1,379,793
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,040	1,158,300
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,151,660
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,150,730
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/26(1)	460	498,378
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/27(1)	300	353,022
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28(1)	530	617,773
University of Pittsburgh, 5.50%, 9/15/23	750	912,165
Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,099,130

		$8,320,951

Electric Utilities — 3.9%

Pennsylvania Economic Development Financing Authority, (Exelon Generation Company, LLC), 5.00% to 6/1/12 (Put Date), 12/1/42	$750	$755,805
Puerto Rico Electric Power Authority, 5.00%, 7/1/17	1,000	1,115,840
York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	400	404,640

		$2,276,285

Escrowed / Prerefunded — 1.4%

Washington County Hospital Authority, (Monongahela Vineyard Hospital), Escrowed to Maturity, 5.00%, 6/1/12	$800	$806,568

		$806,568

General Obligations — 14.4%

Bucks County, 5.125%, 5/1/21	$500	$591,190
Chester County, 5.00%, 7/15/28	1,530	1,755,445
Daniel Boone Area School District, 5.00%, 8/15/19	1,000	1,179,880
Gettysburg Area School District, 5.25%, 1/15/24	1,000	1,180,990
Montgomery County, 4.375%, 12/1/31	400	431,080
Mount Lebanon School District, 5.00%, 2/15/28	1,780	2,049,617
Pittsburgh, 5.00%, 9/1/26	1,000	1,096,290

		$8,284,492

Hospital — 8.0%

Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$584,670
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	593,980
Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	500	567,370
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	697,243
Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	202,308
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	750	817,462
Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,000	1,129,280

		$4,592,313

Housing — 3.3%

Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,335	$1,384,475
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	517,705

		$1,902,180

Industrial Development Revenue — 1.1%

Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$500	$621,715

		$621,715

Insured – Cogeneration — 2.2%

Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,271,829

		$1,271,829

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Education — 7.3%

Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,500	$1,661,805
Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,100	1,103,102
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	500	590,535
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	750	832,635

		$4,188,077

Insured – Escrowed / Prerefunded — 4.7%

Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	$1,000	$1,066,060
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,637,762

		$2,703,822

Insured – General Obligations — 18.0%

Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,401,875
Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	1,020	967,133
Delaware Valley Regional Financial Authority, (AMBAC), 5.50%, 8/1/18	750	866,228
Harrisburg, (AMBAC), 0.00%, 9/15/12	1,635	1,584,217
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,254,390
Philadelphia, (AGM), 5.25%, 12/15/19	750	867,697
Philadelphia School District, (AGM), 5.50%, 6/1/21	1,000	1,213,280
Pittsburgh School District, (AGM), 5.00%, 9/1/22	1,000	1,166,830
Pocono Mountain School District, (AGM), 5.00%, 9/1/28	1,000	1,060,490

		$10,382,140

Insured – Hospital — 1.5%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$320,040
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	500	529,300

		$849,340

Insured – Lease Revenue / Certificates of Participation — 1.8%

Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,000	$1,046,140

		$1,046,140

Insured – Transportation — 2.1%

Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	$1,000	$1,224,330

		$1,224,330

Insured – Water and Sewer — 6.2%

Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$568,865
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	540,700
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19(2)	2,000	2,453,480

		$3,563,045

Other Revenue — 2.9%

Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	$1,500	$1,662,330

		$1,662,330

Senior Living / Life Care — 0.7%

Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$390	$206,248
Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	185	185,518

		$391,766

Special Tax Revenue — 1.5%

Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$750	$861,165

		$861,165

Transportation — 5.0%

Delaware River Port Authority, 5.00%, 1/1/27	$1,105	$1,217,025
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	500	561,190
Philadelphia Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,086,940

		$2,865,155

Total Tax-Exempt Investments — 100.7%
(identified cost $54,218,678)		$58,013,913

Other Assets, Less Liabilities — (0.7)%		$(396,004)

Net Assets — 100.0%		$57,617,909

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2012

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 43.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 20.7% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security is in default and making only partial interest payments.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Statements of Assets and Liabilities

	March 31, 2012

	Massachusetts	New York Limited	Pennsylvania
Assets	Limited Fund	Fund	Limited Fund

Investments —
Identified cost	$54,756,189	$81,421,392	$54,218,678
Unrealized appreciation	5,460,095	7,175,810	3,795,235

Investments, at value	$60,216,284	$88,597,202	$58,013,913

Cash	$1,509,153	$—	$499,167
Restricted cash*	70,000	100,000	150,000
Interest receivable	618,854	1,101,624	599,101
Receivable for Fund shares sold	48,406	435,701	62,627
Receivable for variation margin on open financial futures contracts	23,484	33,891	46,406

Total assets	$62,486,181	$90,268,418	$59,371,214

Liabilities

Payable for when-issued securities	$—	$1,372,375	$1,465,915
Payable for Fund shares redeemed	97,411	101,242	128,108
Distributions payable	72,622	113,753	71,729
Due to custodian	—	93,348	—
Payable to affiliates:
Investment adviser fee	21,084	31,061	20,197
Distribution and service fees	15,504	28,030	19,323
Accrued expenses	47,251	55,933	48,033

Total liabilities	$253,872	$1,795,742	$1,753,305

Net Assets	$62,232,309	$88,472,676	$57,617,909

Sources of Net Assets

Paid-in capital	$61,324,984	$89,358,985	$57,505,732
Accumulated net realized loss	(4,570,598)	(8,044,827)	(3,710,036)
Accumulated distributions in excess of net investment income	(11,830)	(80,202)	(90,805)
Net unrealized appreciation	5,489,753	7,238,720	3,913,018

Net Assets	$62,232,309	$88,472,676	$57,617,909

Class A Shares

Net Assets	$43,283,057	$56,993,350	$37,365,648
Shares Outstanding	4,226,546	5,504,435	3,677,794
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.24	$10.35	$10.16
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.48	$10.59	$10.39

Class B Shares

Net Assets	$253,089	$1,314,493	$405,051
Shares Outstanding	24,734	127,046	39,866
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.23	$10.35	$10.16

Class C Shares

Net Assets	$12,646,610	$25,823,228	$18,709,759
Shares Outstanding	1,289,300	2,623,023	1,941,772
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.81	$9.84	$9.64

Class I Shares

Net Assets	$6,049,553	$4,341,605	$1,137,451
Shares Outstanding	590,825	419,382	112,007
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.24	$10.35	$10.16

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Statements of Operations

	Year Ended March 31, 2012

	Massachusetts	New York Limited	Pennsylvania
Investment Income	Limited Fund	Fund	Limited Fund

Interest	$2,356,149	$3,650,590	$2,441,607

Total investment income	$2,356,149	$3,650,590	$2,441,607

Expenses

Investment adviser fee	$243,943	$375,101	$248,841
Distribution and service fees
Class A	65,693	90,104	58,185
Class B	2,042	12,175	3,796
Class C	116,974	224,189	163,373
Trustees’ fees and expenses	2,582	3,650	2,596
Custodian fee	41,327	52,906	42,032
Transfer and dividend disbursing agent fees	22,709	35,644	30,331
Legal and accounting services	39,603	45,340	38,392
Printing and postage	10,648	13,772	13,428
Registration fees	5,487	6,934	1,872
Miscellaneous	18,232	20,039	18,042

Total expenses	$569,240	$879,854	$620,888

Deduct —
Reduction of custodian fee	$224	$441	$152

Total expense reductions	$224	$441	$152

Net expenses	$569,016	$879,413	$620,736

Net investment income	$1,787,133	$2,771,177	$1,820,871

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$171,020	$(27,216)	$(36,585)
Financial futures contracts	(839,424)	(1,714,394)	(1,024,095)

Net realized loss	$(668,404)	$(1,741,610)	$(1,060,680)

Change in unrealized appreciation (depreciation) —
Investments	$2,852,069	$4,949,012	$2,939,439
Financial futures contracts	25,246	54,590	146,013

Net change in unrealized appreciation (depreciation)	$2,877,315	$5,003,602	$3,085,452

Net realized and unrealized gain	$2,208,911	$3,261,992	$2,024,772

Net increase in net assets from operations	$3,996,044	$6,033,169	$3,845,643

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Statements of Changes in Net Assets

	Year Ended March 31, 2012

	Massachusetts	New York Limited	Pennsylvania
Increase (Decrease) in Net Assets	Limited Fund	Fund	Limited Fund

From operations —
Net investment income	$1,787,133	$2,771,177	$1,820,871
Net realized loss from investment transactions and financial futures contracts	(668,404)	(1,741,610)	(1,060,680)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,877,315	5,003,602	3,085,452

Net increase in net assets from operations	$3,996,044	$6,033,169	$3,845,643

Distributions to shareholders —
From net investment income
Class A	$(1,426,610)	$(2,029,549)	$(1,298,569)
Class B	(5,673)	(35,561)	(10,981)
Class C	(326,260)	(654,230)	(472,258)
Class I	(23,909)	(70,192)	(32,318)
Tax return of capital
Class A	—	—	(18,388)
Class B	—	—	(155)
Class C	—	—	(6,687)
Class I	—	—	(458)

Total distributions to shareholders	$(1,782,452)	$(2,789,532)	$(1,839,814)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,022,402	$6,968,963	$4,649,361
Class B	125,609	185,900	49,924
Class C	682,789	4,409,996	2,788,697
Class I	6,197,081	4,767,644	1,486,436
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,064,853	1,710,667	1,016,935
Class B	5,711	22,621	10,316
Class C	229,343	476,330	297,025
Class I	12,733	64,531	31,034
Cost of shares redeemed
Class A	(8,945,584)	(15,145,722)	(9,728,577)
Class B	(29,197)	(201,822)	(59,919)
Class C	(2,183,302)	(5,449,746)	(2,369,835)
Class I	(166,766)	(681,406)	(399,864)
Net asset value of shares exchanged
Class A	75,294	170,945	52,871
Class B	(75,294)	(170,945)	(52,871)

Net increase (decrease) in net assets from Fund share transactions	$2,015,672	$(2,872,044)	$(2,228,467)

Net increase (decrease) in net assets	$4,229,264	$371,593	$(222,638)

Net Assets

At beginning of year	$58,003,045	$88,101,083	$57,840,547

At end of year	$62,232,309	$88,472,676	$57,617,909

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(11,830)	$(80,202)	$(90,805)

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2011

	Massachusetts	New York Limited	Pennsylvania
Increase (Decrease) in Net Assets	Limited Fund	Fund	Limited Fund

From operations —
Net investment income	$2,084,523	$3,298,232	$2,257,948
Net realized loss from investment transactions and financial futures contracts	(440,797)	(1,020,914)	(350,112)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(698,460)	(973,980)	(1,367,632)

Net increase in net assets from operations	$945,266	$1,303,338	$540,204

Distributions to shareholders —
From net investment income
Class A	$(1,681,302)	$(2,485,993)	$(1,694,772)
Class B	(7,485)	(43,482)	(12,734)
Class C	(390,538)	(769,392)	(538,637)
Class I	(121)	(869)	(25)

Total distributions to shareholders	$(2,079,446)	$(3,299,736)	$(2,246,168)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,329,256	$13,726,079	$9,541,077
Class B	79,438	167,649	143,520
Class C	2,089,737	4,331,283	3,666,682
Class I	31,000	101,000	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,133,587	1,893,823	1,214,647
Class B	7,417	25,912	10,900
Class C	257,211	491,380	310,648
Class I	47	667	—
Cost of shares redeemed
Class A	(16,268,815)	(24,605,026)	(17,341,898)
Class B	(39,422)	(213,991)	(88,789)
Class C	(3,459,307)	(7,130,678)	(4,132,293)
Net asset value of shares exchanged
Class A	279,499	272,237	39,975
Class B	(279,499)	(272,237)	(39,975)

Net decrease in net assets from Fund share transactions	$(8,839,851)	$(11,211,902)	$(6,674,506)

Net decrease in net assets	$(9,974,031)	$(13,208,300)	$(8,380,470)

Net Assets

At beginning of year	$67,977,076	$101,309,383	$66,221,017

At end of year	$58,003,045	$88,101,083	$57,840,547

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(11,828)	$(71,712)	$(97,417)

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights

	Massachusetts Limited Fund — Class A

	Year Ended March 31,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$9.850	$10.040	$9.560	$9.970	$10.200

Income (Loss) From Operations

Net investment income(1)	$0.331	$0.340	$0.347	$0.360	$0.371
Net realized and unrealized gain (loss)	0.390	(0.191)	0.490	(0.407)	(0.231)

Total income (loss) from operations	$0.721	$0.149	$0.837	$(0.047)	$0.140

Less Distributions

From net investment income	$(0.331)	$(0.339)	$(0.357)	$(0.363)	$(0.370)

Total distributions	$(0.331)	$(0.339)	$(0.357)	$(0.363)	$(0.370)

Net asset value — End of year	$10.240	$9.850	$10.040	$9.560	$9.970

Total Return(2)	7.43%	1.46%	8.83%	(0.50)%	1.39%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$43,283	$44,351	$52,719	$46,857	$49,514
Ratios (as a percentage of average daily net assets):
Total expenses before custodian fee reduction	0.82%	0.81%	0.82%	0.85%	0.84%
Expenses after custodian fee reduction	0.82%	0.81%	0.82%	0.84%	0.83%
Net investment income	3.27%	3.37%	3.47%	3.69%	3.67%
Portfolio Turnover	19%	2%	11%	16%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Massachusetts Limited Fund — Class B

	Year Ended March 31,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$9.840	$10.030	$9.560	$9.960	$10.200

Income (Loss) From Operations

Net investment income(1)	$0.254	$0.265	$0.275	$0.288	$0.297
Net realized and unrealized gain (loss)	0.390	(0.192)	0.479	(0.399)	(0.244)

Total income (loss) from operations	$0.644	$0.073	$0.754	$(0.111)	$0.053

Less Distributions

From net investment income	$(0.254)	$(0.263)	$(0.284)	$(0.289)	$(0.293)

Total distributions	$(0.254)	$(0.263)	$(0.284)	$(0.289)	$(0.293)

Net asset value — End of year	$10.230	$9.840	$10.030	$9.560	$9.960

Total Return(2)	6.64%	0.70%	7.94%	(1.15)%	0.52%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$253	$218	$451	$854	$1,628
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.57%	1.56%	1.57%	1.60%	1.60%
Expenses after custodian fee reduction	1.57%	1.56%	1.57%	1.59%	1.58%
Net investment income	2.51%	2.62%	2.76%	2.94%	2.94%
Portfolio Turnover	19%	2%	11%	16%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Massachusetts Limited Fund — Class C

	Year Ended March 31,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$9.430	$9.620	$9.160	$9.550	$9.770

Income (Loss) From Operations

Net investment income(1)	$0.245	$0.253	$0.260	$0.274	$0.284
Net realized and unrealized gain (loss)	0.379	(0.191)	0.472	(0.387)	(0.223)

Total income (loss) from operations	$0.624	$0.062	$0.732	$(0.113)	$0.061

Less Distributions

From net investment income	$(0.244)	$(0.252)	$(0.272)	$(0.277)	$(0.281)

Total distributions	$(0.244)	$(0.252)	$(0.272)	$(0.277)	$(0.281)

Net asset value — End of year	$9.810	$9.430	$9.620	$9.160	$9.550

Total Return(2)	6.71%	0.62%	8.05%	(1.22)%	0.63%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$12,647	$13,403	$14,807	$12,611	$12,995
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.57%	1.56%	1.57%	1.60%	1.60%
Expenses after custodian fee reduction	1.57%	1.56%	1.57%	1.59%	1.58%
Net investment income	2.52%	2.62%	2.71%	2.93%	2.93%
Portfolio Turnover	19%	2%	11%	16%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Massachusetts Limited Fund — Class I

	Year Ended	Period Ended
	March 31, 2012	March 31, 2011(1)

Net asset value — Beginning of period	$9.850	$10.210

Income (Loss) From Operations

Net investment income	$0.346	$0.235
Net realized and unrealized gain (loss)	0.390	(0.360)

Total income (loss) from operations	$0.736	$(0.125)

Less Distributions

From net investment income	$(0.346)	$(0.235)

Total distributions	$(0.346)	$(0.235)

Net asset value — End of period	$10.240	$9.850

Total Return(2)	7.59%	(1.39	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,050	$31
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.66%	0.67	%(5)
Net investment income	3.02%	3.26	%(5)
Portfolio Turnover	19%	2	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	For the Fund’s year ended March 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	New York Limited Fund — Class A

	Year Ended March 31,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$9.980	$10.190	$9.550	$10.200	$10.600

Income (Loss) From Operations

Net investment income(1)	$0.344	$0.358	$0.368	$0.387	$0.402
Net realized and unrealized gain (loss)	0.372	(0.210)	0.644	(0.642)	(0.405)

Total income (loss) from operations	$0.716	$0.148	$1.012	$(0.255)	$(0.003)

Less Distributions

From net investment income	$(0.346)	$(0.358)	$(0.372)	$(0.395)	$(0.397)

Total distributions	$(0.346)	$(0.358)	$(0.372)	$(0.395)	$(0.397)

Net asset value — End of year	$10.350	$9.980	$10.190	$9.550	$10.200

Total Return(2)	7.30%	1.42%	10.72%	(2.56)%	(0.03)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$56,993	$61,099	$71,238	$63,159	$71,401
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.78%	0.81%	0.80%	0.82%
Interest and fee expense(3)	—	—	—	—	0.01%
Total expenses before custodian fee reduction	0.78%	0.78%	0.81%	0.80%	0.83%
Expenses after custodian fee reduction excluding interest and fees	0.78%	0.78%	0.81%	0.79%	0.81%
Net investment income	3.36%	3.50%	3.66%	3.92%	3.85%
Portfolio Turnover	12%	8%	6%	22%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	New York Limited Fund — Class B

	Year Ended March 31,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$9.970	$10.180	$9.540	$10.190	$10.590

Income (Loss) From Operations

Net investment income(1)	$0.267	$0.281	$0.293	$0.312	$0.324
Net realized and unrealized gain (loss)	0.382	(0.210)	0.644	(0.643)	(0.406)

Total income (loss) from operations	$0.649	$0.071	$0.937	$(0.331)	$(0.082)

Less Distributions

From net investment income	$(0.269)	$(0.281)	$(0.297)	$(0.319)	$(0.318)

Total distributions	$(0.269)	$(0.281)	$(0.297)	$(0.319)	$(0.318)

Net asset value — End of year	$10.350	$9.970	$10.180	$9.540	$10.190

Total Return(2)	6.60%	0.66%	9.92%	(3.31)%	(0.79)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,314	$1,428	$1,746	$1,976	$2,017
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.53%	1.56%	1.55%	1.57%
Interest and fee expense(3)	—	—	—	—	0.01%
Total expenses before custodian fee reduction	1.53%	1.53%	1.56%	1.55%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.53%	1.56%	1.54%	1.56%
Net investment income	2.61%	2.75%	2.92%	3.17%	3.10%
Portfolio Turnover	12%	8%	6%	22%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	New York Limited Fund — Class C

	Year Ended March 31,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$9.490	$9.690	$9.080	$9.690	$10.070

Income (Loss) From Operations

Net investment income(1)	$0.254	$0.267	$0.278	$0.297	$0.308
Net realized and unrealized gain (loss)	0.352	(0.200)	0.615	(0.603)	(0.385)

Total income (loss) from operations	$0.606	$0.067	$0.893	$(0.306)	$(0.077)

Less Distributions

From net investment income	$(0.256)	$(0.267)	$(0.283)	$(0.304)	$(0.303)

Total distributions	$(0.256)	$(0.267)	$(0.283)	$(0.304)	$(0.303)

Net asset value — End of year	$9.840	$9.490	$9.690	$9.080	$9.690

Total Return(2)	6.47%	0.66%	9.92%	(3.22)%	(0.78)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$25,823	$25,473	$28,326	$22,780	$23,844
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.53%	1.56%	1.55%	1.57%
Interest and fee expense(3)	—	—	—	—	0.01%
Total expenses before custodian fee reduction	1.53%	1.53%	1.56%	1.55%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.53%	1.56%	1.55%	1.56%
Net investment income	2.61%	2.75%	2.90%	3.17%	3.10%
Portfolio Turnover	12%	8%	6%	22%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	New York Limited Fund — Class I

	Year Ended	Period Ended
	March 31, 2012	March 31, 2011(1)

Net asset value — Beginning of period	$9.970	$10.330

Income (Loss) From Operations

Net investment income	$0.364	$0.250
Net realized and unrealized gain (loss)	0.378	(0.360)

Total income (loss) from operations	$0.742	$(0.110)

Less Distributions

From net investment income	$(0.362)	$(0.250)

Total distributions	$(0.362)	$(0.250)

Net asset value — End of period	$10.350	$9.970

Total Return(2)	7.56%	(1.26	)%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,342	$101
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.63%	0.63	%(5)
Net investment income	3.41%	3.68	%(5)
Portfolio Turnover	12%	8	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	For the Fund’s year ended March 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Pennsylvania Limited Fund — Class A

	Year Ended March 31,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$9.810	$10.060	$9.720	$10.030	$10.360

Income (Loss) From Operations

Net investment income(1)	$0.338	$0.371	$0.372	$0.393	$0.393
Net realized and unrealized gain (loss)	0.354	(0.252)	0.348	(0.313)	(0.327)

Total income from operations	$0.692	$0.119	$0.720	$0.080	$0.066

Less Distributions

From net investment income	$(0.337)	$(0.369)	$(0.380)	$(0.390)	$(0.396)
Tax return of capital	(0.005)	—	—	—	—

Total distributions	$(0.342)	$(0.369)	$(0.380)	$(0.390)	$(0.396)

Net asset value — End of year	$10.160	$9.810	$10.060	$9.720	$10.030

Total Return(2)	7.17%	1.16%	7.49%	0.83%	0.64%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$37,366	$40,024	$47,779	$36,461	$39,272
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.83%	0.82%	0.84%	0.87%	0.88%
Expenses after custodian fee reduction	0.83%	0.82%	0.84%	0.86%	0.85%
Net investment income	3.36%	3.69%	3.71%	4.00%	3.84%
Portfolio Turnover	15%	9%	6%	19%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Pennsylvania Limited Fund — Class B

	Year Ended March 31,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$9.810	$10.060	$9.720	$10.030	$10.360

Income (Loss) From Operations

Net investment income(1)	$0.262	$0.296	$0.300	$0.319	$0.318
Net realized and unrealized gain (loss)	0.354	(0.252)	0.346	(0.314)	(0.329)

Total income (loss) from operations	$0.616	$0.044	$0.646	$0.005	$(0.011)

Less Distributions

From net investment income	$(0.262)	$(0.294)	$(0.306)	$(0.315)	$(0.319)
Tax return of capital	(0.004)	—	—	—	—

Total distributions	$(0.266)	$(0.294)	$(0.306)	$(0.315)	$(0.319)

Net asset value — End of year	$10.160	$9.810	$10.060	$9.720	$10.030

Total Return(2)	6.38%	0.41%	6.70%	0.06%	(0.11)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$405	$442	$428	$550	$1,159
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.58%	1.57%	1.59%	1.62%	1.63%
Expenses after custodian fee reduction	1.58%	1.57%	1.59%	1.61%	1.60%
Net investment income	2.61%	2.95%	3.00%	3.25%	3.10%
Portfolio Turnover	15%	9%	6%	19%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Pennsylvania Limited Fund — Class C

	Year Ended March 31,

	2012	2011	2010	2009	2008

Net asset value — Beginning of year	$9.300	$9.540	$9.210	$9.510	$9.820

Income (Loss) From Operations

Net investment income(1)	$0.249	$0.280	$0.282	$0.303	$0.301
Net realized and unrealized gain (loss)	0.344	(0.241)	0.337	(0.304)	(0.308)

Total income (loss) from operations	$0.593	$0.039	$0.619	$(0.001)	$(0.007)

Less Distributions

From net investment income	$(0.249)	$(0.279)	$(0.289)	$(0.299)	$(0.303)
Tax return of capital	(0.004)	—	—	—	—

Total distributions	$(0.253)	$(0.279)	$(0.289)	$(0.299)	$(0.303)

Net asset value — End of year	$9.640	$9.300	$9.540	$9.210	$9.510

Total Return(2)	6.36%	0.38%	6.78%	(0.01)%	(0.08)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$18,710	$17,374	$18,014	$13,884	$13,427
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.58%	1.57%	1.59%	1.62%	1.63%
Expenses after custodian fee reduction	1.58%	1.57%	1.59%	1.61%	1.60%
Net investment income	2.61%	2.95%	2.96%	3.25%	3.10%
Portfolio Turnover	15%	9%	6%	19%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Financial Highlights — continued

	Pennsylvania Limited Fund — Class I

	Year Ended	Period Ended
	March 31, 2012	March 31, 2011(1)

Net asset value — Beginning of period	$9.800	$10.160

Income (Loss) From Operations

Net investment income	$0.357	$0.249
Net realized and unrealized gain (loss)	0.359	(0.360)

Total income (loss) from operations	$0.716	$(0.111)

Less Distributions

From net investment income	$(0.351)	$(0.249)
Tax return of capital	(0.005)	—

Total distributions	$(0.356)	$(0.249)

Net asset value — End of period	$10.160	$9.800

Total Return(2)	7.32%	(1.27	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,137	$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.68%	0.67	%(5)
Net investment income	3.45%	3.81	%(5)
Portfolio Turnover	15%	9	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	For the Fund’s year ended March 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of five funds, three of which, each non-diversified, are included in these financial statements. They include Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (Massachusetts Limited Fund), Eaton Vance New York Limited Maturity Municipal Income Fund (New York Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (Pennsylvania Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ current investment objective is to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable and to provide limited principal fluctuation. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestments of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2012, the following Funds, for federal income tax purposes, had capital loss carryforwards of $3,930,141, $6,341,280 and $2,733,803 and current year deferred capital losses of $639,872, $1,694,220 and $891,592 for Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund, respectively, which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The current year deferred capital losses are treated as arising

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

on the first day of the Funds’ next taxable year and are treated as realized prior to the utilization of the capital loss carryforwards. The amounts and expiration dates of the capital loss carryforwards are as follows:

	Massachusetts	New York	Pennsylvania
Expiration Date	Limited Fund	Limited Fund	Limited Fund

March 31, 2013	$1,336,686	$1,522,094	$954,523
March 31, 2014	25,938	—	—
March 31, 2015	—	97,867	29,139
March 31, 2016	103,860	394,181	107,086
March 31, 2017	1,158,951	718,716	310,885
March 31, 2018	869,381	2,585,819	975,763
March 31, 2019	435,325	1,022,603	356,407

	$3,930,141	$6,341,280	$2,733,803

As of March 31, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended March 31, 2012 and March 31, 2011 was as follows:

	Year Ended March 31, 2012

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Distributions declared from:
Tax-exempt income	$1,782,396	$2,789,532	$1,812,801
Ordinary income	$56	$—	$1,325
Tax return of capital	$—	$—	$25,688

	Year Ended March 31, 2011

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Distributions declared from:
Tax-exempt income	$2,074,067	$3,299,736	$2,240,541
Ordinary income	$5,379	$—	$5,627

During the year ended March 31, 2012, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount and defaulted bond interest.

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Increase (decrease):
Paid-in capital	$(393,962)	$(483,774)	$(154,413)
Accumulated net realized loss	$(398,645)	$(473,909)	$(154,546)
Accumulated distributions in excess of net investment income	$4,683	$(9,865)	$133

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

As of March 31, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Undistributed tax-exempt income	$60,792	$48,426	$—
Capital loss carryforward and deferred capital losses	$(4,570,013)	$(8,035,500)	$(3,625,395)
Net unrealized appreciation	$5,489,168	$7,214,518	$3,809,301
Other temporary differences	$(72,622)	$(113,753)	$(71,729)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contacts, defaulted bonds interest, accretion of market discount and the timing of recognizing distributions to shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended March 31, 2012, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Investment Adviser Fee	$243,943	$375,101	$248,841
Effective Annual Rate	0.42%	0.42%	0.43%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended March 31, 2012 were as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

EVM’s Sub-Transfer Agent Fees	$1,392	$2,102	$1,946
EVD’s Class A Sales Charges	$3,355	$5,318	$3,674

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2012 for Class A shares amounted to the following:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Class A Distribution and Service Fees	$65,693	$90,104	$58,185

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended March 31, 2012, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Class B Distribution Fees	$1,702	$10,146	$3,163
Class C Distribution Fees	$97,478	$186,824	$136,144

At March 31, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Class B	$640,000	$956,000	$428,000
Class C	$5,643,000	$7,388,000	$7,189,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended March 31, 2012 amounted to the following:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Class B Service Fees	$340	$2,029	$633
Class C Service Fees	$19,496	$37,365	$27,229

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended March 31, 2012, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Class A	$4,400	$200	$1,100
Class B	$500	$2,500	$500
Class C	$500	$1,900	$700

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended March 31, 2012 were as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Purchases	$11,338,813	$10,136,739	$8,457,680
Sales	$10,509,202	$12,498,372	$10,433,105

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Massachusetts Limited Fund
	Year Ended March 31,

Class A	2012	2011

Sales	496,011	727,236
Issued to shareholders electing to receive payments of distributions in Fund shares	105,062	112,740
Redemptions	(884,559)	(1,615,323)
Exchange from Class B shares	7,445	27,564

Net decrease	(276,041)	(747,783)

	Year Ended March 31,

Class B	2012	2011

Sales	12,362	7,928
Issued to shareholders electing to receive payments of distributions in Fund shares	564	737
Redemptions	(2,884)	(3,913)
Exchange to Class A shares	(7,448)	(27,580)

Net increase (decrease)	2,594	(22,828)

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

	Year Ended March 31,

Class C	2012	2011

Sales	70,230	216,540
Issued to shareholders electing to receive payments of distributions in Fund shares	23,632	26,720
Redemptions	(225,154)	(362,331)

Net decrease	(131,292)	(119,071)

	Year Ended	Period Ended
Class I	March 31, 2012	March 31, 2011(1)

Sales	602,721	3,137
Issued to shareholders electing to receive payments of distributions in Fund shares	1,236	5
Redemptions	(16,274)	—

Net increase	587,683	3,142

New York Limited Fund
	Year Ended March 31,

Class A	2012	2011

Sales	680,115	1,344,314
Issued to shareholders electing to receive payments of distributions in Fund shares	167,286	185,575
Redemptions	(1,482,954)	(2,426,245)
Exchange from Class B shares	16,836	26,436

Net decrease	(618,717)	(869,920)

	Year Ended March 31,

Class B	2012	2011

Sales	18,189	16,607
Issued to shareholders electing to receive payments of distributions in Fund shares	2,214	2,542
Redemptions	(19,747)	(20,963)
Exchange to Class A shares	(16,853)	(26,449)

Net decrease	(16,197)	(28,263)

	Year Ended March 31,

Class C	2012	2011

Sales	450,512	446,798
Issued to shareholders electing to receive payments of distributions in Fund shares	48,964	50,662
Redemptions	(561,436)	(736,891)

Net decrease	(61,960)	(239,431)

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

	Year Ended	Period Ended
Class I	March 31, 2012	March 31, 2011(1)

Sales	468,256	10,057
Issued to shareholders electing to receive payments of distributions in Fund shares	6,239	67
Redemptions	(65,237)	—

Net increase	409,258	10,124

Pennsylvania Limited Fund
	Year Ended March 31,

Class A	2012	2011

Sales	461,429	949,147
Issued to shareholders electing to receive payments of distributions in Fund shares	101,145	121,295
Redemptions	(970,477)	(1,742,215)
Exchange from Class B shares	5,227	3,938

Net decrease	(402,676)	(667,835)

	Year Ended March 31,

Class B	2012	2011

Sales	4,960	14,233
Issued to shareholders electing to receive payments of distributions in Fund shares	1,026	1,088
Redemptions	(5,933)	(8,925)
Exchange to Class A shares	(5,226)	(3,938)

Net increase (decrease)	(5,173)	2,458

	Year Ended March 31,

Class C	2012	2011

Sales	291,267	385,379
Issued to shareholders electing to receive payments of distributions in Fund shares	31,134	32,720
Redemptions	(248,219)	(438,126)

Net increase (decrease)	74,182	(20,027)

	Year Ended	Period Ended
Class I	March 31, 2012	March 31, 2011(1)

Sales	148,484	98
Issued to shareholders electing to receive payments of distributions in Fund shares	3,074	—
Redemptions	(39,649)	—

Net increase	111,909	98

(1)	Class I of Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund commenced operations on August 3, 2010.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Aggregate cost	$54,727,116	$81,382,684	$54,204,612

Gross unrealized appreciation	5,613,210	7,607,013	4,126,340
Gross unrealized depreciation	(124,042)	(392,495)	(317,039)

Net unrealized appreciation	$5,489,168	$7,214,518	$3,809,301

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended March 31, 2012.

10 Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2012, New York Limited Fund had payments due to SSBT pursuant to the foregoing arrangement of $93,348.

11 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at March 31, 2012 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Fund	Month/Year	Contracts	Position	Cost	Value	Appreciation

Massachusetts Limited	6/12	13 U.S. 10-Year Treasury Note	Short	$(1,694,445)	$(1,683,297)	$11,148
	6/12	16 U.S. 30-Year Treasury Bond	Short	(2,222,510)	(2,204,000)	18,510

New York Limited	6/12	11 U.S. 10-Year Treasury Note	Short	$(1,433,761)	$(1,424,328)	$9,433
	6/12	26 U.S. 30-Year Treasury Bond	Short	(3,634,977)	(3,581,500)	53,477

Pennsylvania Limited	6/12	30 U.S. 10-Year Treasury Note	Short	$(3,910,258)	$(3,884,532)	$25,726
	6/12	30 U.S. 30-Year Treasury Bond	Short	(4,224,556)	(4,132,499)	92,057

At March 31, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2012 were as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Asset Derivative:
Futures Contracts	$29,658 (1)	$62,910 (1)	$117,783 (1)

Total	$29,658	$62,910	$117,783

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2012 was as follows:

	Massachusetts		New York		Pennsylvania
	Limited Fund		Limited Fund		Limited Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(839,424	)(1)	$(1,714,394	)(1)	$(1,024,095	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$25,246	(2)	$54,590	(2)	$146,013	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Notes to Financial Statements — continued

The average notional amounts of futures contracts outstanding during the year ended March 31, 2012, which are indicative of the volume of this derivative type, were approximately as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Average Notional Amount:
Futures Contracts	$3,469,000	$6,000,000	$5,308,000

12 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Massachusetts Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$60,216,284	$—	$60,216,284

Total Investments	$—	$60,216,284	$—	$60,216,284

Futures Contracts	$29,658	$—	$—	$29,658

Total	$29,658	$60,216,284	$—	$60,245,942

New York Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$88,597,202	$—	$88,597,202

Total Investments	$—	$88,597,202	$—	$88,597,202

Futures Contracts	$62,910	$—	$—	$62,910

Total	$62,910	$88,597,202	$—	$88,660,112

Pennsylvania Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,013,913	$—	$58,013,913

Total Investments	$—	$58,013,913	$—	$58,013,913

Futures Contracts	$117,783	$—	$—	$117,783

Total	$117,783	$58,013,913	$—	$58,131,696

The Funds held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Investment Trust), including the portfolios of investments, as of March 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund as of March 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 17, 2012

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends. The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

Massachusetts Limited Maturity Municipal Income Fund	99.99%
New York Limited Maturity Municipal Income Fund	100.00%
Pennsylvania Limited Maturity Municipal Income Fund	99.93%

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

Management and Organization — continued

Position(s)
	with the	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Distinguished Professor of Corporate and Business Law, Jack C. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.
Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Cynthia J. Clemson 1963	President	Since 2005	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Limited Maturity Municipal Income Funds

March 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

442-5/12	5LTFSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Eaton Vance AMT-Free Limited Maturity Municipal Income Fund, Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance National Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund, and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 5 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.
The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended March 31, 2011 and March 31, 2012 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.
Eaton Vance AMT-Free Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/11	03/31/12

Audit Fees	$27,150	$27,410
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,800	$7,880
All Other Fees(3)	$500	$300

Total	$35,450	$35,590

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/11	03/31/12

Audit Fees	$28,930	$29,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,800	$7,880
All Other Fees(3)	$500	$300

Total	$37,230	$37,380

Eaton Vance National Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/11	03/31/12
| |
Audit Fees	$46,508	$46,958
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,959	$10,180
All Other Fees(3)	$500	$300

Total	$54,967	$57,438

Eaton Vance New York Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/11	03/31/12

Audit Fees	$32,088	$32,388
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,959	$8,080
All Other Fees(3)	$500	$300

Total	$40,547	$40,768

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/11	03/31/12

Audit Fees	$27,150	$27,410
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,800	$7,880
All Other Fees(3)	$500	$300

Total	$35,450	$35,590

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
The Funds comprised all of the series of the Trust at 3/31/2012, and have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	03/31/11	03/31/12

Audit Fees	$189,805	$163,366
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$47,118	$41,900
All Other Fees(3)	$3,000	$1,500

Total	$239,923	$206,766

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The Trust’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the Trust’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the Trust’s audit committee at least annually. The Trust’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the Trust’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/11	03/31/12

Registrant(1)	$50,118	$43,400
Eaton Vance(2)	$253,107	$356,561

(1)	Includes all of the Funds of the Trust.

(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.
(h) The Trust’s audit committee has considered whether the provision by the Trust’s principal accountant of non-audit services to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.

Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics.

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson President

Date:	May 17, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 17, 2012

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	May 17, 2012